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                             STATEMENT OF ADDITIONAL
                                   INFORMATION

LOOMIS SAYLES FUNDS I
February 1, 2003 as revised September 15, 2003

  .  Loomis Sayles Benchmark Core Bond Fund
  .  Loomis Sayles Core Plus Fixed Income Fund
  .  Loomis Sayles Fixed Income Fund
  . Loomis Sayles Institutional High Income Fund (formerly, Loomis Sayles High Yield Fixed Income Fund)
  .  Loomis Sayles  Intermediate  Duration Fixed Income Fund
  .  Loomis  Sayles  Investment  Grade Fixed  Income Fund
  .  Loomis Sayles Mid Cap Growth Fund
  .  Loomis Sayles Small Company Growth Fund

LOOMIS SAYLES FUNDS I
September 15, 2003

  .  Loomis Sayles Bond Fund
  .  Loomis Sayles Global Bond Fund
  .  Loomis Sayles Small Cap Value Fund*
  .  Loomis Sayles U.S. Government Securities Fund

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE PROSPECTUS OR PROSPECTUSES OF THE SERIES OF LOOMIS SAYLES FUNDS I (COLLECTIVELY, THE "FUNDS", WITH EACH SERIES BEING KNOWN AS A "FUND") DATED FEBRUARY 1, 2003, AS REVISED FROM TIME TO TIME. EACH REFERENCE TO THE PROSPECTUS IN THIS STATEMENT OF ADDITIONAL INFORMATION SHALL INCLUDE ALL OF THE FUNDS' CURRENT PROSPECTUSES, UNLESS OTHERWISE NOTED.* THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE APPLICABLE PROSPECTUS. A COPY OF EACH FUND'S PROSPECTUS MAY BE OBTAINED FROM LOOMIS SAYLES FUNDS I, 399 BOYLSTON ST. , BOSTON, MASSACHUSETTS 02116.

----------
* Shares of the Loomis Sayles Small Cap Value Fund are offered through the Loomis Sayles Equity Funds prospectus. Shares of certain series of Loomis Sayles Funds II are also offered through the Loomis Sayles Equity Funds prospectus. Reference to the Prospectus of the Loomis Sayles Small Cap Value Fund does not include a reference to the series of Loomis Sayles Funds II also offered through the Loomis Sayles Equity Funds Prospectus.

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TABLE OF CONTENTS

THE TRUST......................................................................3
INVESTMENT STRATEGIES AND RISKS................................................3
   Investment Restrictions.....................................................3
   U.S. Government Securities..................................................7
   When-Issued Securities......................................................8
   Zero Coupon Bonds...........................................................8
   Repurchase Agreements.......................................................9
   Real Estate Investment Trusts...............................................9
   Rule 144A Securities........................................................9
   Foreign Currency Transactions...............................................9
   Options and Futures........................................................10
   Small Companies............................................................11
   Private Placements.........................................................11
   Investment Companies.......................................................12
MANAGEMENT OF THE TRUST.......................................................12
PRINCIPAL HOLDERS.............................................................22
INVESTMENT ADVISORY AND OTHER SERVICES........................................29
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................34
DESCRIPTION OF THE TRUST......................................................37
   Voting Rights..............................................................37
   Shareholder and Trustee Liability..........................................38
   How to Buy Shares..........................................................38
   Net Asset Value............................................................38
SHAREHOLDER SERVICES..........................................................39
   Open Accounts..............................................................39
   Systematic Withdrawal Plan.................................................39
   Exchange Privilege.........................................................40
   IRAs.......................................................................40
   Redemptions................................................................40
DISTRIBUTIONS AND TAXES.......................................................41
FINANCIAL STATEMENTS..........................................................45
CALCULATION OF TOTAL RETURN...................................................45
PERFORMANCE COMPARISONS.......................................................45
PERFORMANCE DATA..............................................................50
APPENDIX A....................................................................54
APPENDIX B....................................................................56

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                                    THE TRUST

     Loomis Sayles Funds I (formerly, Loomis Sayles Investment Trust (the "Trust") is a diversified, registered, open-end management investment company. The Trust includes twelve series. The Trust was organized as a Massachusetts business trust on December 23, 1993.

     The Loomis Sayles Tax-Managed Equity Fund (formerly, the Loomis Sayles Provident Fund) reorganized into a newly created series of Loomis Sayles Funds II and ceased to be a series of the Trust on September 12, 2003.

     The Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund and Loomis Sayles U.S. Government Securities Fund (the "Successor Funds") commenced operations on September 12, 2003 as series of the Trust. Prior to September 12, 2003 the Successor Funds were series of Loomis Sayles Funds II (the "Predecessor Funds"). Information set forth in this Statement of Additional Information regarding the Successor Funds for periods prior to September 12, 2003 relates to the Predecessor Funds.

     Admin Class shares of the Benchmark Core Bond Fund were converted into Retail Class shares of such Fund on May 21, 2003.

     Shares of the Funds are continuously offered, freely transferable and entitle shareholders to receive dividends as determined by the Trust's Board of Trustees and to cast a vote for each share held at shareholder meetings. The Trust generally does not hold shareholder meetings and expects to do so only when required by law. Shareholders may call meetings to consider removal of the Trust's trustees.

                         INVESTMENT STRATEGIES AND RISKS

     The investment policies of each Fund set forth in its Prospectus and in this Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval, except that the investment objective of each Fund other than the Loomis Sayles Bond Fund, the Loomis Sayles Global Bond Fund, the Loomis Sayles Small Cap Value Fund and the Loomis Sayles U.S. Government Securities Fund, as set forth in its Prospectus and any policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the relevant Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of that Fund present at a meeting at which more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares). Except in the case of the 15% limitation on illiquid securities, the percentage limitations set forth below and in the Prospectus will apply at the time a security is purchased and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such purchase.

Investment Restrictions

In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of each of the Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Core Plus Fixed Income Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund, Loomis Sayles Investment Grade Fixed Income Fund, Loomis Sayles Mid Cap Growth Fund and Loomis Sayles Small Company Growth Fund (and those marked with an asterisk are fundamental policies of each of these Funds):

The Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Core Plus Fixed Income Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund, Loomis Sayles Investment Grade Fixed Income Fund, Loomis Sayles Mid Cap Growth Fund and Loomis Sayles Small Company Growth Fund will not:

     *(1) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

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     *(2) Invest in oil, gas, or other mineral leases, rights, or royalty contracts, or in real estate, commodities, or commodity contracts. (This restriction does not prevent any Fund from engaging in transactions in futures contracts relating to securities indices, interest rates, or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

     *(3) Make loans, except to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which a Fund may invest consistent with its investment policies is considered the making of a loan.)

     *(4) Change its classification pursuant to Section 5(b) of the 1940 Act from a "diversified" to "non-diversified" management investment company.

     *(5) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water, and telephone companies will be considered as being in separate industries).

     *(6) Borrow money in excess of 10% of its assets (taken at cost) or 5% of its assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes; however, the Funds' use of reverse repurchase agreements and "dollar roll" arrangements shall not constitute borrowing by the Fund for purposes of this restriction.

     (7) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

     *(8) Issue senior securities other than any borrowing permitted by restriction (6) above. (For the purposes of this restriction, none of the following is deemed to be a senior security: any pledge, mortgage, hypothecation, or other encumbrance of assets; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of or entry into options, forward contracts, futures contracts, options on futures contracts, swap contracts, or any other derivative investments to the extent that Loomis, Sayles & Company, L.P. ("Loomis Sayles") determines that the Fund is not required to treat such investments as senior securities pursuant to the pronouncements of the Securities and Exchange Commission (the "SEC").)

     These Funds intend, based on the views of the SEC, to restrict their investments, if any, in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (7) above.

     Although authorized to invest in restricted securities, these Funds, as a matter of non-fundamental operating policy, currently do not intend to invest in such securities, except Rule 144A securities.

     For purposes of the foregoing restrictions, these Funds do not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the SEC, do these Funds consider such swap contracts to involve the issuance of a senior security, provided the relevant Fund segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of each of the Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund and Loomis Sayles U.S. Government Securities Fund (and those marked with an asterisk are fundamental policies of each of these Funds):

The Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund and Loomis Sayles U.S. Government Securities Fund will not:

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     (1)  Invest in companies for the purpose of exercising control or management.

     *(2) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     *(3) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

     *(4) Make loans, except that each Fund may lend its portfolio securities to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which a Fund may invest consistent with its investment policies is considered the making of a loan.)

     (5) With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's assets (taken at current value) would then be invested in securities of a single issuer.

     (6) With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

     (7) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that each Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restrictions (9) and (10) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

     *(8) Purchase any security (other than U.S. Government securities)if, as a result, more than 25% of the Fund's assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

     *(9) Borrow money, except to the extent permitted under the 1940 Act.

     (10) Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

     (11) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

     (12) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Loomis, Sayles & Company, L.P. ("Loomis Sayles") or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

     (13) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

     (14) Write or purchase puts, calls, or combinations of both, except that each Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) purchase and sell put and call options on securities, and (3) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

     *(15) Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restrictions (9) and (10) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

     Each of these Funds intends, based on the views of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (13) above.

     For purposes of the foregoing restrictions, these Funds do not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the staff of the SEC, do these Funds consider such swap contracts to involve the issuance of a senior security, provided the relevant Fund segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

Certain Funds have other non-fundamental investment parameters, as listed below. It is a non-fundamental policy that the investment parameters listed below not be changed without providing 60 days notice to shareholders of the relevant Funds in accordance with Rule 35d-1 under the 1940 Act.

     Loomis Sayles Benchmark Core Bond Fund

     The Fund normally will invest at least 80% of its assets in fixed income securities.

     Loomis Sayles Bond Fund

     The Fund normally will invest at least 80% of its assets in fixed income securities.

     Loomis Sayles Core Plus Fixed Income Fund

     The Fund normally will invest at least 80% of its assets in fixed income securities.

     Loomis Sayles Fixed Income Fund

     The Fund normally will invest at least 80% of its assets in fixed income securities.

     Loomis Sayles Global Bond Fund

     The Fund normally will invest at least 80% of its assets in fixed income securities.

     Loomis Sayles Intermediate Duration Fixed Income Fund

     The Fund normally will invest at least 80% of its assets in fixed income securities.

     Loomis Sayles Investment Grade Fixed Income Fund

     The Fund normally will invest at least 80% of its assets in investment grade fixed income securities.

     Loomis Sayles Mid Cap Growth Fund

     The Fund normally will invest at least 80% of its assets in common stocks or other equity securities of companies with market capitalizations that fall within the capitalization range of companies included in the Russell Midcap Growth Index.

     Loomis Sayles Small Company Growth Fund

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     The Fund normally will invest at least 80% of its assets in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index.

     Loomis Sayles Small Cap Value Fund

     The Fund normally will invest at least 80% of its assets in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index.

     Loomis Sayles U.S. Government Securities Fund

     The Fund normally will invest at least 80% of its assets in U.S. Government securities.

INVESTMENT STRATEGIES

     Except to the extent prohibited by a Fund's investment policies as set forth in the Prospectus or in this Statement of Additional Information, the investment strategies used by Loomis Sayles in managing each of the Funds may include investments in the types of securities described below.

U.S. Government Securities

     U.S. Government securities include direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities, and instrumentalities, including, among others, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Bank, the Tennessee Valley Authority, the Student Loan Marketing Association, and the Small Business Administration. More detailed information about some of these categories of U.S. Government securities follows.

     U.S. Treasury Bills - U.S. Treasury Bills are direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

     U.S. Treasury Notes and Bonds - U.S. Treasury Notes and Bonds are direct obligations of the U.S. Treasury that are issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

     "Ginnie Maes" - Ginnie Maes are debt securities issued by a mortgage banker or other mortgagee that represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Funds) each month. Unscheduled prepayments may be made by homeowners or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

     "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

     "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

     Some U.S. Government securities, called "Treasury inflation-protected securities" or "TIPS," are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

     The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Portfolio may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

     The yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

When-Issued Securities

     When-issued securities are agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities on a when-issued or delayed-delivery basis, it is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed- delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Zero Coupon Bonds

     Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligation. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security, and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than non-zero coupon bonds having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

Repurchase Agreements

     Under a repurchase agreement, a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note, or bond issued by an agency, authority, or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of income during this period, and (c) inability to enforce rights and the expenses involved in attempted enforcement.

Real Estate Investment Trusts

     REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

     Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger securities.

Rule 144A Securities

     Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid. Under the guidelines, Loomis Sayles considers such factors as: (1) the frequency of trades and quotes for a security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers;
(3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades in the security.

Foreign Currency Transactions

     Since investment in securities of foreign issuers will usually involve and investments in securities of supranational entities and certain other issuers may involve currencies of foreign countries, and since a Fund may temporarily hold funds in bank deposits in foreign currencies during the course of investment programs, the value of the assets of a Fund as measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversion between various currencies.

     A Fund may enter into forward contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or traded in a market in which settlement is made in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the investment is purchased or sold and the date on which payment is made or received.

     Second, when Loomis Sayles believes that the currency of a particular country may suffer a substantial decline against another currency, it may enter into a forward contract to sell, for a fixed amount of another currency, the amount of the first currency approximating the value of some or all of the Fund's portfolio investments denominated in the first currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in a currency will change as a consequence of market movements in the value of those investments between the date the forward contract is entered into and the date it matures.

     The Funds generally will not enter into forward contracts with a term of greater than one year.

     Options on foreign currencies are similar to forward contracts, except that one party to the option (the holder) is not contractually bound to buy or sell the specified currency. Instead, the holder has discretion whether to "exercise" the option and thereby require the other party to buy or sell the currency on the terms specified in the option. Options transactions involve transaction costs and, like forward contract transactions, involve the risk that the other party may default on its obligations (if the options are not traded on an established exchange) and the risk that expected movements in the relative value of currencies may not occur, resulting in an imperfect hedge or a loss to the Fund.

     Each Fund, in conjunction with its transactions in forward contracts, options, and futures, will maintain in a segregated account with its custodian liquid assets with a value, marked to market on a daily basis, sufficient to satisfy the Fund's outstanding obligations under such contracts, options, and futures.

Options and Futures

     An option entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange.

     If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

     The use of options involves risks. One risk arises because of the imperfect correlation between movements in the price of options and movements in the price of the securities that are the subject of the hedge. A Fund's hedging strategies will not be fully effective if such imperfect correlation occurs.

     Price movement correlation may be distorted by illiquidity in the options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, the trading activities of speculators in the options markets may create temporary price distortions unrelated to the market in the underlying securities.

     An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to accomplish the desired hedge. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     The successful use of options depends in part on the ability of Loomis Sayles to forecast correctly the direction and extent of interest rate, stock price, or currency value movements within a given time frame. To the extent interest rates, stock prices, or currency values move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or the relevant stock price or relevant currency values move during the period that the Fund holds options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

     An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

     Income earned by a Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from options transactions may hedge against a decline in the value of a Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

     In accordance with Commodity Futures Trading Commission Rule 4.5, each of the Funds that may engage in futures transactions, including without limitation futures and options on futures, will use futures transactions solely for bona fide hedging purposes or will limit its investment in futures transactions for other than bona fide hedging purposes so that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Fund, after taking into account unrealized profits and unrealized losses on any such futures transactions.

Small Companies

     Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with more established companies. These companies often have limited product lines, markets, or financial resources, and they may be dependent upon a relatively small management group. Their securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations or market averages in general. The net asset values of funds that invest in companies with smaller capitalizations therefore may fluctuate more widely than market averages.

Private Placements

     The Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund and the Loomis Sayles U.S. Government Securities Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell the securities when Loomis Sayles believes that it is advisable to do so or may be able to sell the securities only at prices lower than if the securities were more widely held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing a Fund's net asset value.

     While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often "restricted securities," which are securities that cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "Securities Act") or the availability of an exemption from registration (such as Rule 144 or Rule 144A under the Securities Act), or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

     The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations typically are less readily available for these securities. The judgment of Loomis Sayles may at times play a greater role in valuing these securities than in the case of unrestricted securities.

     Generally speaking, restricted securities may be sold only to qualified institutional buyers, in a privately negotiated transaction to a limited number of purchasers, in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public so that the Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.

Investment Companies

     The Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund and the Loomis Sayles U.S. Government Securities Fund may invest in investment companies. Investment companies, including companies such as iShares and "SPDR," are essentially pools of securities. Since the value of an investment company is based on the value of the individual securities it holds, the value of a Fund's investment in an investment company will fall if the value of the investment company's underlying securities declines. As a shareholder of an investment company, a Fund will bear its ratable share of the investment company's expenses, including management fees, and the Fund's shareholders will bear such expenses indirectly, in addition to similar expenses of the Fund.

                             MANAGEMENT OF THE TRUST

The Trustees of the Trust supervise the affairs of the Trust along with the affairs of Loomis Sayles Funds II and the CDC Nvest Funds/1/ (except that Joseph Alaimo is a Trustee of the Trust and Loomis Sayles Funds II but not a trustee of the CDC Nvest Funds) (collectively the "Trusts") and have the other responsibilities assigned to them by the laws of The Commonwealth of Massachusetts.

--------
/1/ The "CDC Nvest Funds" are comprised of the following trusts: CDC Nvest Funds Trusts I, II, and III, CDC Nvest Companies Trust I, CDC Nvest Cash Management Trust, CDC Nvest Tax Exempt Money Market Trust and AEW Real Estate Income Fund.

----------------------------------------------------------------------------------------------------------------------------------
                                                     Term of                                      Number of
                                                   Office* and                                   Portfolios
                                  Position(s)       Length of                                      in Fund            Other
                                   Held with          Time          Principal Occupation(s)        Complex        Directorships
   Name, Age and Address             Trust           Served           During Past 5 Years         Overseen             Held
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Joseph Alaimo (73)                  Trustee        Less than 1    Chairman, Wayne Hummer             26        None
399 Boylston Street                                   year        Trust Company
Boston, MA 02116
----------------------------------------------------------------------------------------------------------------------------------
Graham T. Allison, Jr. (63)         Trustee        Less than 1    Douglas Dillon Professor           44        Director, Taubman
399 Boylston Street                                   year        and Director of the Belfer                   Centers, Inc.
Boston, MA 02116                Contract Review                   Center of Science for
                                and Governance                    International Affairs, John                  Board Member, USEC
                               Committee Member                   F. Kennedy School of                         Inc.
                                                                  Government, Harvard
                                                                  University
----------------------------------------------------------------------------------------------------------------------------------
Edward A. Benjamin (65)             Trustee        Less than 1    Director, Coal, Energy             44        Director,
399 Boylston Street                                   year        Investments & Management,                    Precision Optics
Boston, MA 02116                Audit Committee                   LLC; formerly, Partner,                      Corporation
                                    Member                        Ropes & Gray (law firm)                      (optics
                                                                  until 1999                                   manufacturer)
----------------------------------------------------------------------------------------------------------------------------------
Daniel M. Cain (58)                 Trustee        Less than 1    President and CEO, Cain            44        Trustee, Universal
452 Fifth Avenue                                      year        Brothers & Company,                          Health Realty
New York, NY 10018              Chairman of the                   Incorporated (investment                     Income Trust
                                Audit Committee                   banking)
----------------------------------------------------------------------------------------------------------------------------------
Paul G. Chenault (70)               Trustee        Less than 1    Retired; Trustee, First            44        Director, Mailco
5852 Pebble Beach Way                                 year        Variable Life (variable                      Office Products,
San Luis Obispo, CA 93401       Contract Review                   life insurance)                              Inc.
                                and Governance
                               Committee Member
----------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Cowan (71)               Trustee        Less than 1    Retired                            44        None
399 Boylston Street                                   year
Boston, MA 02116                Chairman of the
                                Contract Review
                                and Governance
                                   Committee
----------------------------------------------------------------------------------------------------------------------------------
Richard Darman (60)                 Trustee        Less than 1    Partner, The Carlyle Group         44        Director and
399 Boylston Street                                   year        (investments); Chairman of                   Chairman, AES
Boston, MA 02116                Contract Review                   the Board of Directors of                    Corporation
                                and Governance                    AES Corporation
                               Committee Member                   (international power
                                                                  company); formerly,
                                                                  Professor, John F. Kennedy
                                                                  School of Government,
                                                                  Harvard University
----------------------------------------------------------------------------------------------------------------------------------
Sandra O. Moose (61)                Trustee        Less than 1    Senior Vice President and          44        Director, Verizon
One Exchange Place                                    year        Director, The Boston                         Communications
Boston, MA 02109                Audit Committee                   Consulting Group, Inc.
                                    Member                        (management                                  Director, Rohm and
                                                                  consulting)                                  Haas Company
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                     Term of                                      Number of
                                                   Office* and                                   Portfolios
                                  Position(s)       Length of                                      in Fund            Other
                                   Held with          Time          Principal Occupation(s)        Complex        Directorships
   Name, Age and Address             Trust           Served           During Past 5 Years         Overseen             Held
----------------------------------------------------------------------------------------------------------------------------------
John A. Shane (70)                  Trustee        Less than 1    President, Palmer Service          44        Director, Gensym
200 Unicorn Park Drive                                year        Corporation (venture                         Corporation;
Woburn, MA 01801                Contract Review                   capital organization)                        Director, Overland
                                and Governance                                                                 Storage, Inc.;
                               Committee Member                                                                Director, Abt
                                                                                                               Associates Inc.
----------------------------------------------------------------------------------------------------------------------------------
Pendleton P. White (72)             Trustee        Less than 1    Retired                            44        None
6 Breckenridge Lane                                   year
Savannah, GA 31411              Contract Review
                                and Governance
                               Committee Member
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Robert J. Blanding/1/ (56)       President and     Less than 1    President, Chairman,               44        None
555 Califonia Street            Chief Executive       year        Director, and Chief
San Francisco, CA 94104             Officer                       Executive Officer, Loomis
                                                                  Sayles; Chief Executive
                                                                  Officer - Loomis Sayles
                                                                  Funds II
                                    Trustee
                                                   Less than 1
                                                      year
----------------------------------------------------------------------------------------------------------------------------------
John T. Hailer/2/ (42)          Executive Vice     Less than 1    President and Chief                44        None
399 Boylston Street               President           year        Executive Officer, CDC IXIS
Boston, MA 02116                                                  Asset Management
                                    Trustee                       Distributors, L.P.;
                                                                  President - Loomis Sayles
                                                   Less than 1    Funds II; formerly, Senior
                                                      year        Vice President, Fidelity
                                                                  Investments; President and
                                                                  CEO of CDC Nvest Funds
----------------------------------------------------------------------------------------------------------------------------------
Peter S. Voss/3/ (56)           Chairman of the                   Director, President and            44        Trustee, Harris
399 Boylston Street                  Board                        Chief Executive Officer,                     Associates
Boston, MA 02116                                                  CDC IXIS Asset Management                    Investment Trust/4/
                                                                  North America, L.P.
                                    Trustee        Less than 1
                                                      year

----------------------------------------------------------------------------------------------------------------------------------

<F1>
*Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. Messrs. Alaimo and White are expected to retire by December 31, 2003. Each officer of the Trust serves for an indefinite term in accordance with its current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

/1/Mr. Blanding is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

/2/Mr. Hailer is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation ("CDC IXIS Distribution Corporation"); and President and Chief Executive Officer of CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers").

/3/Mr. Voss is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Director of CDC IXIS Asset Management Services, Inc. ("CIS"); Director of CDC IXIS Distribution Corporation; Director and Chairman of CDC IXIS Asset Management Associates Inc.; Director of AEW Capital Management, Inc; Director of Harris Associates, Inc; Director of Loomis Sayles; Director of Reich & Tang Asset Management Inc.; Director of Westpeak Investment Advisors, Inc.; Director of Vaughan, Nelson, Scarborough & McCullough, Inc.; Director, Hansberger Group, Inc.; Member, Board of Managers, Harris Alternatives L.L.C.; and Director and Member of the Executive Board of CDC IXIS Asset Management.

/4/As of January 30, 2003, Harris Associates Investment Trust had seven series that were overseen by its Board of Trustees.

-------------------------------------------------------------------------------
OFFICERS
-------------------------------------------------------------------------------
                                         Term of
                                         Office* and
                            Position(s)  Length of
                            Held with    Time         Principal Occupation(s)
Name, Age and Address       Trust        Served       During Past 5 Years
-------------------------------------------------------------------------------
Nicholas H. Palmerino (38)   Treasurer   Less than 1  Senior Vice President,
399 Boylston Street                         year      CDC IXIS Asset Management
Boston, MA 02116                                      Services, Inc.; Senior
                                                      Vice President, CDC IXIS
                                                      Asset Management
                                                      Advisers, L.P.; formerly,
                                                      Vice President,Loomis,
                                                      Sayles & Company, L.P.

-------------------------------------------------------------------------------
John E. Pelletier (39)       Secretary   Less than 1  Senior Vice President,
399 Boylston Street                          year     General Counsel,
Boston, MA 02116                                      Secretary and Clerk, CDC
                                                      IXIS Distribution
                                                      Corporation; Senior Vice
                                                      President, General
                                                      Counsel, Secretary and
                                                      Clerk, CDC IXIS Asset
                                                      Management Distributors,
                                                      L.P.; Senior Vice
                                                      President, General
                                                      Counsel, Secretary and
                                                      Clerk, CDC IXIS Asset
                                                      Management Advisers,
                                                      L.P.; Executive Vice
                                                      President, General
                                                      Counsel, Secretary,
                                                      Clerk, and Director, CDC
                                                      IXIS Asset Management
                                                      Services, Inc.
-------------------------------------------------------------------------------

* Each officer of the Trust serves for an indefinite term in accordance with its current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Each person listed above holds the same position(s) with the Trusts except as noted above. Previous positions during the past five years with CDC IXIS Asset Management Distributors, L.P. (the "Distributor"), CDC IXIS Advisers or Loomis Sayles are omitted, if not materially different from a trustee's or officer's current position with such entity. As indicated, each of the Trustees is also a trustee of certain other investment companies (e.g., Loomis Sayles Funds II) for which the Distributor acts as principal underwriter.

Standing Board Committees
-------------------------

     The Trustees have delegated certain authority to the Audit Committee and Contract Review and Governance Committee. Prior to the unification of the boards of trustees of the Trusts, the Board of Trustees of the Trust included three committees: Audit Committee, Contract Review Committee and Nominating and Governance Committee. During 2002, each of these committees met twice.

     The Contract Review and Governance Committee of the Trusts is comprised solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser and the Trusts, and governance matters relating to the Trusts.

     The Audit Committee of the Trusts is comprised solely of Independent Trustees and considers matters relating to the scope and results of the Trusts' audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian.

     The membership of each committee is as follows:

     Audit Committee                   Contract Review and Governance Committee

     Daniel M. Cain - Chairman         Kenneth J. Cowan - Chairman
     Sandra O. Moose                   Graham T. Allison, Jr.
     Edward A. Benjamin                Richard Darman
                                       Pendleton P. White
                                       John A. Shane
                                       Paul G. Chenault

Trustee Fees
------------

     The Trusts pay no compensation to their officers or to their Trustees who are Interested Trustees.

     Each Independent Trustee, except Joseph Alaimo, receives, in the aggregate, a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $7,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Committee meetings per year. Each Trustee is compensated $1,750 per Committee meeting that he or she attends in excess of four per year. In addition, for oversight of the AEW Real Estate Income Fund each Trustee receives a retainer fee at the annual rate of $2,000 and meeting attendance fees of $375 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $2,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $2,000 fee) at the annual rate of $1,000. The retainer fees assume four Committee meetings per year. Each Trustee is compensated $200 per Committee meeting that he or she attends in excess of four per year. These fees are allocated among the mutual fund portfolios in the Trusts and the CDC Nvest Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

     Mr. Alaimo is compensated at the rate of $5,000 for each meeting of the Board of Trustees that he attends. In addition, he receives an annual retainer of $20,000. These fees are allocated among the mutual fund portfolios in the Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

Trustee Beneficial Ownership

     The following tables set forth the dollar range of shares owned by each Trustee as of December 31, 2002 in (i) the Funds and (ii) in all funds overseen by the trustee in the Trusts on an aggregate basis:

Interested Trustees

Dollar Range of Fund Shares                    Robert J. Blanding    John T. Hailer*     Peter S. Voss*
---------------------------                    -------------------   ----------------    ---------------
Loomis Sayles Benchmark Core Bond Fund                        none               none               none
Loomis Sayles Bond Fund                            $10,001-$50,000               none      over $100,000
Loomis Sayles Global Bond Fund                                none               none      over $100,000
Loomis Sayles Core Plus Fixed Income Fund                     none               none               none
Loomis Sayles Fixed Income Fund                               none               none               none
Loomis Sayles Institutional High Income Fund         over $100,000               none               none
Loomis Sayles Intermediate Duration Fixed
 Income Fund                                                  none               none               none
Loomis Sayles Investment Grade Fixed
 Income Fund                                                  none               none               none
Loomis Sayles Mid Cap Growth Fund                             none               none               none
Loomis Sayles Small Company Growth Fund                       none               none               none
Loomis Sayles Small Cap Value Fund                   over $100,000      over $100,000               none
Loomis Sayles Government Securities fund                      none               none               none

*Amounts include "notional" amounts held through the deferred compensation plan.

Aggregate Dollar Range of Fund Shares
in Funds Overseen by Trustee in the Trusts:          over $100,000      over $100,000      over $100,000

Independent Trustees:

Dollar Range         Joseph     Graham T.  Edward A   Daniel M.  Paul G.    Kenneth J.  Richard    Sandra O.   John A     Pendleton
of Fund Shares       Alaimo     Allison,   Benjamin   Cain*      Chenault   Cowan*      Darman*    Moose*      Shane      P.White*
                                Jr.*
Loomis Sayles
Benchmark Core
Bond Fund            None       None       None       None       None       None        None       None        None       None
Loomis Sayles Bond
Fund                 None       None       None       None       None       None        None       None        None       None
Loomis Sayles
Global Bond Fund     None       None       None       None       None       None        None       None        None       None
Loomis Sayles Core
Plus Fixed Income
Fund                 None       None       None       None       None       None        None       None        None       None
Loomis Sayles Fixed
Income Fund          None       None       None       None       None       None        None       None        None       None
Loomis Sayles
Institutional High
Income Fund          None       None       None       None       None       None        None       None        None       None
Loomis Sayles
Intermediate
Duration Fixed       Over
Income Fund          $100,000   None       None       None       None       None        None       None        None       None
Loomis Sayles
Investment Grade
Fixed Income Fund    None       None       None       None       None       None        None       None        None       None
Loomis Sayles Mid
Cap Growth Fund      None       None       None       None       None       None        None       None        None       None
Loomis Sayles Small
Company Growth Fund  None       None       None       None       None       None        None       None        None       None
Loomis Sayles Small                                              $50,001-
Cap Value Fund       None       None       None       None       $100,000   None        None       None        None       None
Loomis Sayles U.S.
Government
Securities Fund      None       None       None       None       None       None        None       None        None       None
Aggregate Dollar
Range of Fund
Shares in Funds
Overseen by Trustee  Over       Over                  $50,001-   $50,001-   Over        Over       Over                   $1-
in the Trusts        $100,000   $100,000   None       $100,000   $100,000   $100,000    $100,000   $100,000    None       $10,000

*Amounts include "notional" amounts held through the deferred compensation plan.

                               Compensation Table

                  For the Fiscal Year Ended September 30, 2002*

        (1)                   (2)               (3)                  (5)

                                         Pension or Retirement   Total Compen-
                            Aggregate    Benefits Accrued as      sation From
                           Compensation     Part of Trust       the Fund Complex
Name of Person, Position   from Trust         Expenses/+/       Paid to Trustee
------------------------   ------------  ---------------------  ----------------

Interested Trustees
------------------------
Robert J. Blanding         N/A           N/A                    $0
John T. Hailer             N/A           N/A                    $0
Peter S. Voss              N/A           N/A                    $0

Independent Trustees
------------------------
Joseph Alaimo              N/A           N/A                    $21,250***
Graham T. Allison, Jr.     N/A           N/A                    $74,535**
Edward A. Benjamin         N/A           N/A                    $12,161****
Daniel M. Cain             N/A           N/A                    $76,887**
Paul G. Chenault           N/A           N/A                    $21,250***
Kenneth J. Cowan           N/A           N/A                    $81,637**
Richard Darman             N/A           N/A                    $76,410**
Sandra O. Moose            N/A           N/A                    $71,285**
John A. Shane              N/A           N/A                    $71,660**
Pendleton P. White         N/A           N/A                    $76,410**

----------

*The table provides compensation information for the current Trustees of the Trust. Messrs. Hailer and Voss (each an Interested Trustee), Messrs. Allison, Cain, Cowan, Darman, Shane and White (each an Independent Trustee) and Ms. Moose (an Independent Trustee) were newly elected to the Board of Trustees of the Trust in May of 2003. Robert J. Blanding (an Interested Trustee), Joseph Alaimo, Edward A. Benjamin and Paul G. Chenault (each an Independent Trustee) were newly elected to the Board of Trustees on October 15, 2002. Messrs. Alaimo, Benjamin, Blanding and Chenault were elected to succeed Timothy Hunt and Charles Finlayson (each a former Independent Trustee). During the fiscal year ended September 30, 2002, Timothy Hunt and Charles Finlayson each received $10,000 from the Trust. **The information provided for Messrs. Hailer, Voss, Allison, Cain, Cowan, Darman, Shane and White and Ms. Moose reflects the compensation paid by the CDC Nvest Funds for the fiscal year ended December 31, 2002.

*** The information provided for Messrs. Alaimo and Chenault reflects compensation paid by Loomis Sayles Funds II for the fiscal year ended September 30, 2002.
**** Total compensation figures include compensation received from the series of the New England Zenith Fund advised by Loomis Sayles and its affiliates (four prior to May 1, 2002, two thereafter). Mr. Benjamin no longer serves as the director of any series of the New England Zenith Fund.
/+/ The Trusts provide no pension or retirement benefits to Trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Trusts on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a series or series of the Trusts selected by the Trustee on the normal payment date for such fees. As a result of this arrangement, the Trusts, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the series selected by the Trustees.

Board Approval of the Existing Advisory Agreements

     The Board of Trustees, including the Independent Trustees, considers matters bearing on each Fund's advisory agreements at most of its meetings throughout the year. The Independent Trustees meet frequently in executive session and are advised by independent legal counsel selected by the Independent Trustees. The advisory agreements of the Funds are reviewed each year by the Board of Trustees to determine whether the agreements should be renewed for an additional one-year period. Renewal of the agreements requires the majority vote of the Board of Trustees, including a majority of the Independent Trustees. The Board of Trustees consists of a majority of Independent Trustees.

     In connection with their meetings, the trustees receive materials specifically relating to the existing advisory agreements. These materials generally include, among other items (i) information on the investment performance of the Funds, a peer group of funds and an appropriate index or combination of indices, (ii) sales and redemption data in respect of the Funds, and (iii) the economic outlook and the general investment outlook in the markets in which the Funds invest. The Board of Trustees, including the Independent Trustees, may also consider other material facts such as (1) Loomis Sayles's results and financial condition, (2) each Fund's investment objective and strategies and the size, education and experience of Loomis Sayles' investment staff and their use of technology, external research and trading cost measurement tools, (3) arrangements in respect of the distribution of the Funds' shares, (4) the procedures employed to determine the value of the Funds' assets,
(5) the allocation of the Funds' brokerage, if any, including any allocations to brokers affiliated with Loomis Sayles, and the use of "soft" commission dollars to pay for research, (6) the resources devoted to, and the record of compliance with, the Funds' investment policies and restrictions and policies on personal securities transactions, and (7) when applicable, the contractual fee waivers and expense reimbursements agreed to by Loomis Sayles.

     The Board of Trustees most recently approved the renewal of the advisory agreements at their meeting held on May 7, 2003, and for certain new series of the Trust on June 12, 2003. In considering the advisory agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the advisory agreements included the following:

     . the benefits to shareholders of investing in a fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services.

     . whether each Fund has operated in accordance with its investment objective and its record of compliance with its investment restrictions. They also reviewed each Fund's investment performance as well as each Fund's performance relative to a peer group of mutual funds and to the performance of an appropriate index or combination of indices.

     . the nature, quality, cost and extent of administrative services performed by Loomis Sayles under the existing advisory agreements and under separate agreements covering administrative services.

     . each Fund's expense ratio and expense ratios of a peer group of funds. They also considered the contractual expense limitations and the financial impact on Loomis Sayles relating to such limitations and the amount and nature of fees paid by shareholders. The information on advisory fees and expense ratios, as well as performance data, included both information compiled by Loomis Sayles and information compiled by an independent data service. For these purposes, the Trustees took into account not only the fees paid by the Fund, but also so-called "fallout benefits" to Loomis Sayles, such as the engagement of Loomis Sayles and its affiliates to provide administrative, distribution and transfer agency services to the Fund, and the benefits of research made available to Loomis Sayles by reason of brokerage commissions generated by the Fund's securities transactions. In evaluating each Fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund.

     . the level of Loomis Sayles' profits in respect of the management of each Fund.

     . whether there have been economies of scale in respect of the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

     Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing advisory fee structures are fair and reasonable, and that the existing advisory agreements should be continued for the one-year period beginning June 30, 2003.

     Code of Ethics. The Trust, Loomis Sayles and CDC IXIS Asset Management Distributors, L.P. each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold.

                                PRINCIPAL HOLDERS

     The following table provides information on the principal holders of each Fund. A principal holder is a person who owns of record or beneficially 5% or more of any class of a Fund's outstanding securities. Information provided in this table is as of August 18, 2003.

     To the extent that any shareholder listed below beneficially owns more than 25% of a Fund, it may be deemed to "control" such Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund's shares without the approval of the controlling shareholder.

                           INSTITUTIONAL CLASS SHARES

                                                                  Percentage of
Shareholder                     Address                            Shares Held

LOOMIS SAYLES BENCHMARK CORE BOND FUND/1/

Asbestos Workers Local #184     Attn: Lee Q. Barnes Administrator         23.81%
Pension Plan                    36 East Warner Road
                                Akron, OH 44319-1864
Comerica Bank                   P.O. Box 75000 MC3446                     51.59%
Attn: Michael Moco re City of   Detroit, MI  48275-0001
Livonia Retiree Health
/Disability Fox and Co.         P.O. Box 976                               8.58%
                                New York, NY 10268-0976
Southeastern Michigan           Attn: Daniel T. Tripp Exec Dir             8.48%
Chapter, NECA                   P.O. Box 385
                                Southfield, MI  48037-0385

LOOMIS SAYLES BOND FUND/2/

Charles Schwab & Co. Inc.*      Attn: Mutual Fund Dept                    19.44%
                                101 Montgomery St.
                                San Francisco, CA  94104-4122
National Financial Services     Attn: Mutual Funds Dept                   14.27%
Corp.                           Fifth Floor
FEBO Our Customers*             200 Liberty St.
                                One World Financial Center
                                New York, NY  10281-1003

LOOMIS SAYLES CORE PLUS FIXED INCOME FUND/3/

Union Bank of California N      P.O. Box 85484                            56.46%
Union Bank TR Nominee           San Diego, CA 92186-5484
FBO CMT Omnibus - Reinvest*
Union Bank of California N      P.O. Box 85484                            37.38%
Union Bank TR Nominee           San Diego, CA 92186-5484
FBO CMT Omnibus - Cash*
Michigan Peer Review            Attn: Gary R. Guetschow                    6.16%
Organization                    Chief Financial Officer
                                40600 Ann Arbor Rd Ste 200
                                Plymouth, MI 48170-4493

LOOMIS SAYLES FIXED INCOME FUND/4/

Marsh & Mclennan Companies
Inc                             1166 Ave of the Americas                  34.37%
Marsh & Mclennan Defined        New York, NY 10036
Benefit Plan*
The Northern Trust Ttee         P.O. Box 92994                            10.81%
FBO Centerpoint Energy          Chicago, IL 60675-2994
Employees Savings Plan-DV*
Wake Forest University          Reynolds Hall Rm 203                       7.77%
                                P. O. Box 7354
                                1834 Wake Forest Rd.
                                Winston-Salem, NC  27109-7354
USC Educational Foundation      1600 Hampton St Ste 814                    6.54%
                                Columbia, SC 29201-3418
Stonehill College Inc           320 Washinton St                           6.33%
                                Easton, MA 02357-0001
Massachusetts Water Resources   Attn: Brian M. Leahy                       6.29%
Authority Retirement System     100 First Ave
                                Charlestown Navy Yard
                                Boston, MA 02120-2043
Somerville Retirement System    Attn: John Rourke Chairman                 6.18%
                                50 Evergreen Ave
                                City Hall Annex
                                Somerville, MA 02145-2819

LOOMIS SAYLES GLOBAL BOND FUND/5/

Charles Schwab & Co. Inc.*      Attn: Mutual Fund Dept                    41.69%
                                101 Montgomery St.
                                San Francisco,
                                CA  94104-4122
Fleet National Bank FBO Kaman   Attn: 0004884410                          15.06%
Corp Master Trust Fixed         P. O. Box 92800
Income Fund*                    Rochester, NY  14692-8900

Union Bank TR Nominee FBO San   P.O. Box 85484                             7.04%
Diego Transit Pension Plan      San Diego, CA 92186-5484
A/C #061676-01-13*
Saturn & Co.                    P. O. Box 9130 FGP 90                     17.13%
                                Boston, MA 02117-9130

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

Blue Cross Blue Shield of       Landmark Center                           18.68%
Massachusetts, Inc.             401 Park Dr. MS 01/07
                                Boston, MA  02215-3325
Meadow Securities Company AS    80 E Market St Ste 300                    17.45%
Nominee*                        Corning, NY 14380-2722
Charles Schwab & Co. Inc.*      Attn: Mutual Fund Dept                    11.27%
                                101 Montgomery St
                                San Francisco, CA 94104-4122
Mills College                   Attn: Peter Mitchell                       7.65%
                                5000 MacArthur Blvd.
                                Oakland, CA  94613-1000
Amvescap Nat'l Trust Co as      P.O. Box 105779                            7.63%
gent for Fleet Nat'l Bank FBO   Atlanta, GA 30348-5779
Loomis Sayles Omnibus
Deferral Program*
Daniel J. Fuss                  44 Longfellow Rd.                          7.12%
                                Wellesley, MA  02481-5221
Worcester Polytechnic           Attn: Sylvia Cucinotta, Associate          6.52%
Institute                       Treasurer
                                100 Institute Rd.
                                Worcester, MA  01609-2280
City of Dearborn Heights        6045 Fenton Ave.                           5.54%
Policeman and Firemen           Dearborn Heights, MI  48127-3271
Retirement System Fixed
Income
Wendel & Co A/C # 415307        Mutual Fund Dept/Reorg-6 Floor             5.25%
C/O The Bank of New York        P.O. Box 1066 Wall St Station
                                New York, NY 10286-0001

LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND/6/

Trustees of Clark University    Attn: James Collins                       40.48%
                                950 Main Street
                                Worcester, MA  01610-1477
Youngstown Area Jewish          Attn: Debbie Grinstein                    12.94%
Federation                      505 Gypsy Lane
                                Youngstown, OH  44504-1314
Wells Fargo Bank MN NA FBO      P. O. Box 1533                            21.66%
Syntegra Inc 12762405*          Minneapolis, MN  55480-1533
Charles Schwab & Co. Inc.*      Attn: Mutual Fund Dept.                   14.45%
                                101 Montgomery St.
                                San Francisco, CA  94104-4122

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Braintree Contributory          Attn: Jeanne Martineau                    14.72%
Retirement System               71 Cleveland Avenue
                                Braintree, MA  02184-4930
Bost & Co A/C MAFF 1683002      Mutual Funds Department                   12.64%
Mellon Bank NA                  P.O. Box 3198
                                Pittsburgh, PA 15230-3198
Teamsters Local 522             2185 Lemoine Ave                          11.66%
C/O William McGrath             Fort Lee, NJ 07024-6036

Straffe & Co.                   P.O. Box 160                               7.15%
FBO Sgc Assoc Pen P1 Mutual     Westerville, OH 43086-0160
Fds LP A/C 6801487203*
Jupiter & Co                    P.O. Box 9130 FPG90                        6.75%
C/O Investors Bank & Trust      Boston, MA 02117-9130

National Cable Satellite Corp   400 North Capitol St N W                   6.75%
                                Suite 650 Washington,
                                D.C. 20001-1550
M&T Bank                        Attn: Mutual Funds                         6.68%
                                P.O. Box 1377
                                Buffalo, NY 14240-1377
Harrington Memorial Hospital    Attn: Tom Resnick                          5.87%
Endowment                       100 South Street
                                Southbridge, MA 01550-4051
BNY Midwest Trust Company       209 West Jackson Blvd Suite 700            5.82%
Trustee for AGCO Corporation    Chicago, IL 60606-6956

LOOMIS SAYLES MID CAP GROWTH FUND/7/

City of Cambridge               225 Bent Street                           99.53%
Contributory Retirement         Cambridge, MA  02141-2001
System

LOOMIS SAYLES SMALL COMPANY GROWTH FUND/8/

Massachusetts Water Resources   Attn; Brian M. Leahy                      29.12%
Authority Retirement System     100 First Avenue
                                Charlestown Navy Yard
                                Charlestown, MA  02129-2043
Wendel & Co A/C #415307         Mutual Fund Dept/Reorg-6 Floor            27.13%
C/O The Bank of New York        P.O. Box 1066 Wall St Station
                                New York, NY 10286-0001
Saxon & Co.                     P. O. Box 7780-1888                       19.95%
A/C #21-70-001-3938901          Philadelphia, PA  19182-0001
Westfeild Contributory          59 Court Street                           12.61%
Retirement System               P.O. Box 106
                                Westfeild, MA 01086-0106
Barbara Karmanos Cancer         Attn: William G. Bennett                  11.19%
Institute                       110 E Warren Ave
                                Detriot, MI 48201-1312

LOOMIS SAYLES SMALL CAP VALUE FUND/9/

Charles Schwab & Co. Inc.*      Attn: Mutual Fund Dept                    17.13%
                                101 Montgomery St.
                                San Francisco, CA  94104-4122
Wells Fargo Bank MN NA          Attn: Mutual Fund Ops                      5.70%
FBO Wisc. Pub Srv ADM-L-S Sm    PO Box 1533
Cap*                            Minneapolis, MN 55480-1533
Citigroup Global Markets Inc.   388 Greenwich St                           5.61%
00109801250                     New York, NY 10013-2375
Westfield Contributory          59 Court St.                               5.27%
Retirement System               PO Box 106
                                Westfield, MA  01086-0106

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

Merrill Lynch Pierce Fenner     Attn: Service Team                        19.45%
& Smith Inc.                    4800 Deer Lake Drive East
Merrill Lynch Financial Data    Third Floor
Services*                       Jacksonville, FL 32246-6486
Charles Schwab & Co. Inc.*      Attn: Mutual Fund Dept                    19.44%
                                101 Montgomery St.
                                San Francisco, CA 94104-4122
National Financial Services     Attn: Mutual Funds Department             10.78%
Corp.                           Fifth Floor
For the Exclusive Benefit       200 Liberty Street
 of Our Customers*              One World Financial Center
                                New York, NY 10281-1003

                               RETAIL CLASS SHARES

LOOMIS SAYLES BENCHMARK CORE BOND FUND/1/

Loomis, Sayles & Co. L.P.       Attn: Paul Sherba                         61.17%
                                One Financial Center
                                Boston, MA 02111-2621
Kathleen M. Heack & Otto A.     11 Milltown Road                          23.90%
Heck JTWROS                     Stockton, NJ 08559-1302
Raymond J. Boleyn               17367 Peru Rd                             14.04%
Leila J. Boleyn JTWROS          Dubuque, IA 52001-8397
LOOMIS SAYLES BOND FUND/2/
National Financial Services     Attn: Mutual Funds Dept                   25.29%
Corp.                           Fifth Floor
FEBO Our Customers*             200 Liberty Street
                                One World Financial Center
                                New York, NY 10281-1003
IMS & Co.                       PO Box 3865                               11.18%
                                Englewood, CO 80155-3865
LOOMIS SAYLES GLOBAL BOND FUND/5/
Charles Schwab & Co. Inc.*      Attn: Mutual Fund Dept                    63.93%
                                101 Montgomery St.
                                San Francisco, CA 94104-4122
National Financial Services     Attn: Mutual Funds Department             20.04%
Corp.                           Fifth Floor
FEBO Customers*                 200 Liberty St.
                                One World Financial Center
                                New York, NY 10281-1003
LOOMIS SAYLES SMALL CAP VALUE FUND/9/
Charles Schwab & Co. Inc.*      Attn: Mutual Fund Dept                    35.51%
                                101 Montgomery St.
                                San Francisco, CA 94104-4122
National Financial Services     Attn: Mutual Funds Department              9.99%
FEBO Customers*                 Fifth Floor
                                200 Liberty Street
                                One World Financial Center
                                New York, NY 10281-1003
Vanguard Fiduciary Trust        P.O. Box 2600, VM613                       7.51%
Company                         Attn: Outside Funds
Loomis Sayles/Omnibus A/C       Valley Forge, PA 19482-2600

Metlife Retirement Plans        2 Montgomery Street                        6.84%
Group                           Jersey City, NJ 07302-3802
Reliance Trust Co as Ttee
for DCG
Putman Fiduciary Trust Co.      Investors Way                              6.80%
FBO IDX Systems Corp.           Attn: DC Plan Admin MS N2D 650053
Retirement Income Plan*         Norwood, MA 02062
MetLife Defined Contribution    Attn: Adrienne Levis                       5.60%
Group                           2 Montgomery Street Fl 3
                                Jersey City, NJ 07302-3802
Fidelity Investments            100 Magellan Way #KW1C                     5.32%
Institutional Operations Co     Covington, KY 41015-1987
Inc (FIIOC) as Agent for
Certain Employee Benefit
Plans*
                               ADMIN CLASS SHARES
LOOMIS SAYLES BOND FUND/2/

Merrill Lynch Pierce            Attn: Service Team                        38.03%
Fenner & Smith                  4800 Deer Lake Dr E Fl 3
Inc. FSBO its Customers*        Jacksonville, FL 32246-6486

Smith Barney Corp Trust Co.     Attn: John Lombard                        28.92%
Trustee                         Two Tower Center
Smith Barney 401(k) Advisor     P.O. Box 1063
Group Trust DTD 1/1/98          E. Brunswick, NJ 08816-1063

Fidelity Investments            100 Magellan Way (KW1C)                   12.75%
Institutional Operations Co     Covington, KY 41015-1999
(FIIOC) As Agent for
Southwest Bank of Texas 401K
Saving Plan

Reliance Trust Company TTEE     3384 Peachtree Rd NE 9/th/ FL              6.51%
MetLife Defined Contribution    Atlanta, GA 30326-1181
Group
LOOMIS SAYLES SMALL CAP VALUE FUND/9/
Smith Barney Corp. Trust Co.    Attn: Plan Valuation                      27.62%
Trustee                         Two Tower Center
The Citistreet Retirement       P.O. Box 1063
Group Trust DTD 4/21/95         E. Brunswick, NJ 08816-1063

Smith Barney Corp. Trust Co.    Attn: John Lombard                        13.25%
Trustee                         Two Tower Center
Smith Barney 401(K) Advisor     P.O. Box 1063
Group Trust DTD 1/1/98          E. Brunswick, NJ 08816-1063

New York Life Trust Co.         51 Madison Ave. Rm 117A                   11.21%
Client Account                  New York, NY 10010-1603

Fidelity Investments            100 Magellan Way #KW1C                     6.67%
Institutional Operations Co     Covington, KY 41015-1999
as Agent for SSOE Inc Profit
Sharing & Savings Plan &
Trust 10995

*Such ownership may be beneficially held by individuals or entities other than the owner listed.

/1/ As of August 18, 2003, Comerica Bank, Attention Micahel Moco, Master Trust Support Services re City of Livonia Retiree Health/Disability, P.O. Box 75000 MC 3446, Detriot, MI 48275-001 owned 51.54% of the Loomis Sayles Benchmark Core Bond Fund and therefore may be presumed to "control" the Fund, as that term is defined in the Investment Company Act of 1940. However, such ownership may be beneficially held by individuals or entities other than Comerica Bank Securities Inc.

/2/ As of August 18, 2003, Charles Schwab & Co. Inc., Attention Mutual Fund Dept., 101 Montgomery Street, San Francisco, CA 94104-4122 owned 46.47% of the Loomis Sayles Bond Fund and therefore may be presumed to

"control" the Fund, as that term is defined in the Investment Company Act of 1940. However, such ownership may be beneficially held by individuals or entities other than Charles Schwab & Co. Inc.

/3/ As of August 18, 2003, Union Bank of California NA Union Bank Tr Nominee FBO CMT Omnibus - Cash, P.O. Box 85484, San Diego, CA 92186-5484 owned 93.84% of the Loomis Sayles Core Plus Fixed Income Fund and therefore may be presumed to "control" the Fund, as that term is defined in the Investment Company Act of 1940. However, such ownership may be beneficially held by individuals or entities other than Union Bank of California.

/4/ As of August 18, 2003, Marsh & McLennan Companies Inc, Marsh & McLennan Defined Benefit Plan, 1166 Ave of The Americas, New York, NY 10036 owned 34.37% of the Loomis Sayles Fixed Income Fund and therefore may be presumed to "control" the Fund, as that term is defined in the Investment Company Act of 1940. However, such ownership may be beneficially held by individuals or entities other than Marsh & McLennan Companies Inc.

/5/ As of August 18, 2003, Charles Schwab & Co. Inc., Attention Mutual Fund Dept., 101 Montgomery Street, San Francisco, CA 94104-4122 owned 51.47% of the Loomis Sayles Global Bond Fund and therefore may be presumed to "control" the Fund, as that term is defined in the Investment Company Act of 1940. However, such ownership may be beneficially held by individuals or entities other than Charles Schwab & Co. Inc.

/6/ As of August 18, 2003, Trustees of Clark University, Attn: James Collins, 950 main Street, Worcester, MA 01610-1477 owned 40.48% of the Loomis Sayles Intermediate Duration Fixed Income Fund and therefore may be presumed to "control" the Fund, as that term is defined in the Investment Company Act of 1940.

/7/ As of August 18, 2003, the City of Cambridge Contributory Retirement System, 225 Bent Street, Cambridge, MA 02141-2001 owned 99.53% of the Loomis Sayles Mid Cap Growth Fund and therefore may be presumed to "control" the Fund, as that term is defined in the Investment Company Act of 1940.

/8/ As of August 18, 2003, Massachusetts Water Resources Authority Retirement System, Attn; Brian M. Leahy, 100 1/st/ Avenue, Charlestown Navy Yard, Boston, MA 02129-2043 and Wendel & Co A/C #415307 C/O The Bank of New York, Mutual Fund Department/Reorg-6 Floor, P.O. Box 1066 Wall Street Station, New York, NY 10286-001 owned 29.12% and 27.13%, respectively, of Loomis Sayles Small Company Growth Fund and therefore may be presumed to "control" the Fund, as that term is defined in the Investment Company Act of 1940.

/9/ As of August 18, 2003, Smith Barney Corp Trust Co Trustee the Citistreet Retirement Group Trust DTD 4/21/1995, Attn: Plan Valuation, P.O. Box 1063, E Brunswick, NJ 08816-1063 owned 27.62% of the Loomis Sayles Small Cap Value Fund and therefore may be presumed to "control" the Fund, as that term is defined in the Investment Company Act of 1940.

Management Ownership

     As of record on August 20, 2003, the officers and trustees of the Trust collectively owned less than 1% of the then outstanding shares of the Funds, except that the officers and trustees of the Trust owned beneficially 1.33% of the Loomis Sayles Global Bond Fund , 13.36% of the Loomis Sayles Intermediate Duration Fund, 3.36% of the Loomis Sayles Small Cap Value Fund and 2.59% of the Loomis Sayles U.S. Government Securities Fund. The amounts include shares held by the Loomis Sayles Employees' Profit Sharing Plan (the "Profit Sharing Plan") or the Loomis Sayles Funded Pension Plan (the "Pension Plan").

     As of August 20, 2003, the Profit Sharing Plan owned the following percentages of the outstanding Institutional Class shares of the indicated
Funds: 5.24% of the Loomis Sayles Global Bond Fund, 6.50% of the Loomis Sayles Institutional High Income Fund, 5.14% of the Loomis Sayles Small Cap Value Fund, and 16.55% of the Loomis Sayles U.S. Government Securities Fund.

     As of July 31, 2003 the Pension Plan owned the following percentages of the outstanding Institutional Class shares of the indicated Funds: 17.17% of the Loomis Sayles Global Bond Fund, 12.56% of the Loomis Sayles Intermediate Duration Fund, 4.79% of the Loomis Sayles Institutional High Income Fund and 3.74% of the Loomis Sayles Small Cap Value Fund.

     The trustee of the Pension Plan and Profit Sharing Plan is Charles Schwab Trust Company. The Pension Plan's Advisory /Committee, which is composed of the same individuals listed below as trustees of the Profit Sharing Plan, has the sole voting and investment power with respect to the Pension Plan's shares. The trustees of the

Profit Sharing Plan are Robert Ix, John DeBeer, Stephanie Lord, Teri Mason, Richard Skaggs, Timothy Hunt, Greg O'Hara, Vincent Stanton, Paul Sherba and Kurt Wagner. Except for Timothy Hunt, John DeBeer and Vincent Stanton, each member of the Advisory Committee is an officer and employee of Loomis Sayles. Plan participants are entitled to exercise investment and voting power over shares owned of record by the Profit Sharing Plan. Shares not voted by participants are voted in the same proportion as the shares voted by the voting participants. The address for the Profit Sharing Plan and the Pension Plan is One Financial Center, Boston, Massachusetts.

                     INVESTMENT ADVISORY AND OTHER SERVICES

     Advisory Agreements. Under each advisory agreement, Loomis Sayles manages the investment and reinvestment of the assets of the relevant Fund and generally administers its affairs, subject to supervision by the Board of Trustees of the Trust. Loomis Sayles furnishes, at its own expense, all necessary office space, facilities and equipment, services of executive and other personnel of the Funds, and certain administrative services. For these services, the advisory agreements provide that each Fund shall pay Loomis Sayles a monthly investment advisory fee at the following annual percentage rates of the particular Fund's average daily net assets:

Fund                                                      Rate
-----------------------------------------------------   --------

Loomis Sayles Benchmark Core Bond Fund                      0.30%
Loomis Sayles Bond Fund                                     0.60%
Loomis Sayles Core Plus Fixed Income Fund                   0.35%
Loomis Sayles Fixed Income Fund                             0.50%
Loomis Sayles Global Bond Fund                              0.60%
Loomis Sayles Institutional High Income Fund                0.60%
Loomis Sayles Intermediate Duration Fixed Income Fund       0.30%
Loomis Sayles Investment Grade Fixed Income Fund            0.40%
Loomis Sayles Mid Cap Growth Fund                           0.75%
Loomis Sayles Small Company Growth Fund                     0.75%
Loomis Sayles Small Cap Value Fund                          0.75%
Loomis Sayles U.S. Government Securities Fund               0.30%

     During the periods shown below, pursuant to the advisory agreements described above, Loomis Sayles received the following amount of investment advisory fees from each Fund (before fee reductions and expense assumptions) and bore the following amounts of fee reductions and expense assumptions for each
Fund:

                           Fiscal Year Ended 9/30/00       Fiscal Year Ended 9/30/01       Fiscal Year Ended 9/30/02
                          ----------------------------    ----------------------------    ----------------------------
                                          Fee Waivers                     Fee Waivers                     Fee Waivers
                            Advisory      and Expense       Advisory      and Expense       Advisory      and Expense
Fund                         Fees         Assumptions         Fees        Assumptions         Fees        Assumptions
------------------------  ------------    ------------    ------------    ------------    ------------    ------------
Loomis Sayles Benchmark
Core Bond Fund            $     77,065    $     75,475    $     51,299    $     98,794    $     52,372    $    164,327
Loomis Sayles Bond Fund     10,016,448         246,999       9,841,214         545,969       8,086,838         670,819
Loomis Sayles Core Plus
Fixed Income Fund                  N/A             N/A          38,267          79,974         133,468         135,089
Loomis Sayles Fixed
Income Fund                  1,847,489               0       2,188,126         114,811       1,967,644         178,958
Loomis Sayles Global
Bond Fund                      268,763         112,636         287,182         106,038         303,192         101,161
Loomis Sayles
Institutional High
Income Fund                    183,586          84,646         232,860         107,027         196,912         114,897
Loomis Sayles
Intermediate Duration
Fixed Income Fund               67,029          74,205          73,795          89,427          76,350          96,897
Loomis Sayles Investment
Grade  Fixed Income Fund       608,679          49,311         596,615         100,689         591,725         128,556
Loomis Sayles Mid Cap
Growth Fund                        N/A             N/A          48,608          66,529          58,954          77,098
Loomis Sayles Small
Company Growth Fund            615,113          74,319         712,512         114,302         573,170         132,636
Loomis Sayles Small
Cap Value Fund               2,616,961          14,490       2,552,007          13,496       2,980,498         100,904
Loomis Sayles U.S.
Government Securities
Fund                            40,960         100,607          41,666         104,811          43,511          95,129

     The Trust pays compensation to its trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust; registration, filing, and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and Prospectuses, including amendments and revisions thereto, annual, semiannual, and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing, and financial reporting, including related clerical expenses.

     Under each advisory agreement, if the total ordinary business expenses of a Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or the Trust are qualified for sale, Loomis Sayles shall pay such excess. Loomis Sayles will not be required to reduce its fee or pay such expenses to an extent or under circumstances that would result in any Fund's inability to qualify as a regulated investment company under the Code. The term "expenses" is defined in the advisory agreements or in relevant state regulations and excludes brokerage commissions, taxes, interest, distribution-related expenses, and extraordinary expenses.

     Each advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each agreement may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, or by Loomis Sayles upon ninety days' written notice, and each terminates automatically in the event of its assignment. In addition, each agreement will automatically terminate if the Trust or the Fund shall at any time be required by Loomis Sayles to eliminate all reference to the words "Loomis" and "Sayles" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Loomis Sayles.

     Each advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

     In addition to serving as investment adviser to each series of the Trust, Loomis Sayles acts as investment adviser to each series of Loomis Sayles Funds II, a registered open-end management investment company. Loomis Sayles also serves as subadviser to a number of other open-end management investment companies and also provides investment advice to numerous other corporate and fiduciary clients.

     Loomis, Sayles & Company, L.P. is a registered investment adviser whose origins date back to 1926. Loomis, Sayles & Company, L.P. is a limited partnership whose general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of CDC IXIS Asset Management Holdings, Inc. CDC IXIS Asset Management Holdings, Inc. is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. CDC IXIS Asset Management North America, L.P.'s general partner, CDC IXIS Asset Management US, LLC, is a wholly-owned subsidiary of CDC IXIS Asset Management US Corporation. CDC IXIS Asset Management US Corporation is the sole limited partner of CDC IXIS Asset Management North America L.P. CDC IXIS Asset Management North America, L.P. is a wholly-owned subsidiary of CDC IXIS Asset Management S.A., a French company. CDC IXIS Asset Management S.A. is majority-owned by CDC Finance--CDC IXIS and indirectly owned, through CDC Finance--CDC IXIS, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC was created by French Government legislation and currently is supervised by the French Parliament.

     The seventeen principal subsidiary or affiliated asset management firms of CDC IXIS Asset Management North America, L.P. collectively had approximately $118 billion in assets under management or administration as of September 30, 2002.

     Certain officers and trustees of the Trust also serve as officers, directors, and trustees of other investment companies and clients advised by Loomis Sayles. The other investment companies and clients sometimes invest in securities in which the Funds also invest. If a Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that a Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Funds. It is the opinion of the trustees that the desirability of retaining Loomis Sayles as adviser for the Funds outweighs the disadvantages, if any, that might result from these practices.

     Distribution Agreement and Rule 12b-1 Plans. Under agreements with the Trust (the "Distribution Agreements"), CDC IXIS Asset Management Distributors, L.P., 399 Boylston St., Boston, Massachusetts 02116 (the "Distributor"), serves as the general distributor of each class of shares of the Funds. Under the Distribution Agreements, the Distributor is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing the Prospectuses to persons other than shareholders. The Funds pay the cost of registering and qualifying their shares under state and federal securities laws and the distribution of the Prospectuses to existing shareholders. The Distributor currently is paid a fee for serving as Distributor for the Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund and Loomis Sayles Small Cap Value Fund.

     As described in their Prospectuses, the Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund and Loomis Sayles Small Cap Value Fund have adopted Rule 12b-1 plans ("Plans") for their Retail Class shares and, with respect to the Loomis Sayles Bond Fund and Loomis Sayles Small Cap Value Fund, their Admin Class shares. The Plans, among other things, permit the Retail and Admin Classes to pay the Distributor monthly fees, at annual rates not exceeding 0.25% of the assets of the Retail Class and Admin Class, respectively, as compensation for its services as principal underwriter of the shares of these classes. Pursuant to Rule 12b-1 under the 1940 Act, each Plan (together with the Distribution Agreements) was approved by the Trust's Board of Trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the Plan or the Distribution Agreements. The principal types of activities for which payments under these Plans may be made include payments to intermediaries for shareholder servicing, for no transaction fee or wrap programs, and for retirement plan record keeping. Payments under these Plans also may be made for activities such as advertising, printing, and mailing the Prospectuses to persons who are not current shareholders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying, or other financing charges.

Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund to which the Plan relates. Each Plan may be amended by vote of the trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose. Any change in any Plan that would materially increase the fees payable thereunder by the Retail Class or Admin Class of a Fund requires approval of the Retail Class or Admin Class shareholders, respectively, of that Fund. The Trust's trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Plan provides that, for so long as that Plan is in effect, selection and nomination of those trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All amounts paid under the Plans during the last fiscal year were paid as compensation to the Distributor. The compensation payable under the Plans may be paid regardless of the Distributor's expenses. The anticipated benefits to the Funds from the Plans include the ability to attract and maintain assets.

     The Distribution Agreements may be terminated at any time with respect to a Fund on 60 days' written notices to the Distributor by vote of a majority of the outstanding voting securities of that Fund or by vote of a majority of the trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act. The Distribution Agreements also may be terminated by the Distributor on 90 days' written notice to the Trust, and the Distribution Agreements automatically terminate in the event of its "assignment," as that term is defined in the 1940 Act. In each such case, such termination will be without payment of any penalty.

     The Distribution Agreements will continue in effect for successive one-year periods with respect to each Fund, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the vote of a majority of the trustees who are not "interested persons," as that term is defined in the 1940 Act, of the Trust or the Distributor, in each case cast in person at a meeting called for that purpose.

     The following table provides information on the amount of fees paid by the Funds under these Plans during the past three fiscal years*:

Fund Class                                   2000          2001         2002
--------------------------------------------------------------------------------
Loomis Sayles Benchmark Core Bond Fund
   Retail Class                                    --            --  $        11
Loomis Sayles Bond Fund
   Retail Class                          $    171,269  $    204,769  $   157,583
   Admin Class                           $      6,889  $     12,140  $    14,723
Loomis Sayles Global Bond Fund
   Retail Class                          $     24,348  $     27,686  $    26,448
Loomis Sayles Small Cap Value Fund
   Retail Class                          $    217,723  $    243,388  $   296,382
   Admin Class                           $     20,077  $     36,571  $    57,876

*For the fiscal year ended September 30, 2002, fees received by the Distributor in connection with the Plans were paid as compensation to broker-dealers.

     Other Services. Prior to July 1, 2003, Loomis Sayles performed certain accounting and administrative services for the Trust and Loomis Sayles Funds II, pursuant to administrative services agreements (the "Administrative Services Agreements") between Loomis Sayles and each of the Trust (dated May 16, 2000) and Loomis Sayles Funds II (dated May 8, 2000). For the period May 16, 2000 through May 16, 2002 with respect to the Trust and the period May 8, 2000 through May 8, 2002 with respect to Loomis Sayles Funds II, the Trust and Loomis Sayles Funds II reimbursed Loomis Sayles for its expenses in performing or arranging for the performance of (i) corporate secretarial services, (ii) registration and disclosure assistance, (iii) legal and compliance services,
(iv) transfer agent monitoring, (v) treasury financial services, (vi) treasury regulatory services and (vii) treasury tax services and other treasury services as may arise from time to time. Beginning May 16, 2002, with respect to the Trust, Loomis Sayles was paid at an annual rate of 0.035% of each Fund's average daily net assets for these services. Beginning May 8, 2002, with respect to Loomis Sayles Funds II, Loomis Sayles was paid at an annual rate of 0.035% of the Predecessor Funds' average daily net assets for these services. Effective July 1, 2003, Loomis Sayles assigned the Administrative Services Agreements to CDC IXIS Asset Management Services, Inc., an affiliate of Loomis Sayles ("CIS"), and CIS now performs the services listed above at the same annual rate of 0.035% that was paid to Loomis Sayles.

     Prior to July 1, 2003, pursuant to the administrative services agreement between the Trust and Loomis Sayles, Loomis Sayles was reimbursed or was paid by the Trust, on behalf of the Funds, the following amounts:

                                                        May 16, 2000     Fiscal Year     Fiscal Year
                                                             to             Ended           Ended
Fund                                                   Sept. 30, 2000   Sept. 30, 2001  Sept. 30, 2002
-----------------------------------------------------  --------------   --------------  --------------
Loomis Sayles Benchmark Core Bond Fund                 $        1,917   $        5,355  $        7,322
Loomis Sayles Core Plus Fixed Income Fund                         N/A            3,280          14,941
Loomis Sayles Fixed Income Fund                                45,044          143,716         167,539
Loomis Sayles Institutional High Income Fund                    3,848           12,720          14,073
Loomis Sayles Intermediate Duration Fixed Income Fund           2,210            7,215          10,522
Loomis Sayles Investment Grade Fixed Income Fund               17,792           49,645          62,315
Loomis Sayles Mid Cap Growth Fund                                 N/A            1,944           4,043
Loomis Sayles Small Company Growth Fund                        13,228           32,151          33,042

     Prior to July 1, 2003, pursuant to the administrative services agreement between Loomis Sayles and Loomis Sayles Funds II, Loomis Sayles was reimbursed or was paid by Loomis Sayles Funds II, on behalf of the Predecessor Funds, the following amounts:

                                    May 8, 2000     Fiscal Year   Fiscal Year
                                        to            Ended          Ended
Fund                               Sept. 30, 2000 Sept. 30, 2001 Sept. 30, 2002
---------------------------------- -------------- -------------- --------------
Loomis Sayles Bond Fund            $      205,750 $      537,918 $      579,167
Loomis Sayles Global Bond Fund              5,806         15,559         21,057
Loomis Sayles Small Cap Value Fund         37,637        110,469        165,374
Loomis Sayles U.S. Government Fund          1,393          4,455          6,114

     Transfer Agency Services. CIS also performs transfer agency services for the Funds. CIS maintains shareholder accounts and prepares and mails shareholder account statements, processes shareholder transactions, mails shareholder reports, prepares and mails distribution payments, and maintains records of Fund transactions. The Trust pays CIS for its services based on the number of open accounts.

     Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, State Street Bank receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Funds and calculates the total net asset value, total net income, and net asset value per share of each Fund on a daily basis.

     Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts an annual audit of the Trust's financial statements and assists in the preparation of the Funds' federal and state income tax returns. The information under the caption "Financial Highlights" included in the Prospectuses has been so included, and the financial statements, financial highlights and reports incorporated by reference herein from the 2002 Annual Reports of the Trust and Loomis Sayles Funds II have been so incorporated, in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of PricewaterhouseCoopers LLP as experts in auditing and accounting.

     Counsel to the Funds. Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Funds.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Generally

     Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles' opinion, can provide the best overall net results for its clients. Transactions in unlisted equity securities (including Nasdaq securities) are frequently executed through a primary market maker but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Fixed income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

Commissions and Other Factors in Broker or Dealer Selection

     Loomis Sayles uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers and/or dealers, (b) research and other products or services (as described under "Soft Dollars" below) provided by such brokers and/or dealers which are expected to enhance Loomis Sayles' general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities, and (g) the quality of the overall brokerage and research services provided by the broker and/or dealer.

"Soft Dollars"

     Loomis Sayles' receipt of brokerage and research products or services may sometimes be a factor in Loomis Sayles' selection of a broker or dealer to execute transactions for a Fund where Loomis Sayles believes that the broker or dealer will provide quality execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles' own assets or may, in connection with transactions effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (the latter, sometimes referred to as "soft dollars").

     The brokerage and research products and services that may be a factor in Loomis Sayles' selection of a broker or dealer and that may be acquired by Loomis Sayles with "soft dollars" include, without limitation, the following which aid Loomis Sayles in carrying out its investment decision-making responsibilities: a wide variety of reports, charts, publications, subscriptions, quotation services, news services, investment related hardware and software, and data on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, credit analysis, stock and bond market conditions and projections, asset allocation, portfolio structure, economic forecasts, investment strategy advice, fundamental and technical advice on individual securities, valuation advice, market analysis, advice as to the availability of securities or purchasers or sellers of securities, and meetings with management representatives of issuers and other analysts and specialists. The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services created by a third party.

     If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a "research use") and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such "mixed-use item" between the research and non-research uses and will only use "soft dollars" to pay for the portion of the cost relating to its research use.

     In connection with Loomis Sayles' use of "soft dollars", a Fund may pay a broker or dealer an amount of commission for effecting a transaction for the Fund in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services provided by the broker or dealer, viewed in terms of either the particular transaction or Loomis Sayles' overall responsibilities with respect to the Fund.

     Loomis Sayles may use "soft dollars" to acquire brokerage or research products and services that have potential application to all client accounts including the Funds or to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Funds. The products or services may not be used in connection with the management of some of the accounts including the Funds that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.

     Loomis Sayles' use of "soft dollars" to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of "soft dollars" also benefits the Funds as described above. However, conflicts may arise between a Fund's interest in paying the lowest commission rates available and Loomis Sayles' interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles' own assets. Loomis Sayles seeks to ensure that its "soft dollar" practices fall within the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

     For purposes of this "Soft Dollars" discussion, the term "commission" may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents, or other fees paid to dealers in connection with certain transactions as encompassed by relevant SEC interpretation.

     The following tables set forth, for each of the last three fiscal years,
(1) the aggregate dollar amount of brokerage commissions paid on portfolio transactions during such year, (2) the dollar amount of transactions on which brokerage commissions were paid during such year that were directed to brokers providing research services ("directed transactions"), and (3) the dollar amount of commissions paid on directed transactions during such year. Funds not listed in a table did not pay brokerage commissions during the relevant year. (For fiscal years ended prior to September 30, 2002, commissions shown in the table do not include "markups" on principal transactions).

                      FISCAL YEAR ENDED SEPTEMBER 30, 2000

                                          (1)                           (3)
                                       Aggregate         (2)        Commissions
                                       Brokerage      Directed      On Directed
Fund                                  Commissions   Transactions   Transactions
----------------------------------    -----------   ------------   ------------

Loomis Sayles Small Company Growth
Fund                                       61,380   $  3,798,622   $       5,002
Loomis Sayles Small Cap Value Fund      1,171,792     47,545,688         110,757

                      FISCAL YEAR ENDED SEPTEMBER 30, 2001

                                          (1)                           (3)
                                       Aggregate         (2)        Commissions
                                       Brokerage      Directed      On Directed
Fund                                  Commissions   Transactions   Transactions
----------------------------------    -----------   ------------   -------------

Loomis Sayles Mid Cap Growth Fund*    $    19,396   $    822,902   $       1,447
Loomis Sayles Small Company Growth
Fund                                       87,567      4,823,142           7,565
Loomis Sayles Small Cap Value
Fund**                                    492,189     11,650,721          21,533

* The Loomis Sayles Mid Cap Growth Fund commenced operations of February 28,
2001.

** Brokerage commissions for the Loomis Sayles Small Cap Value Fund decreased from fiscal year 2000 to fiscal year 2001 due in part to lack of inclusion of mark-ups on principal transactions.

                      FISCAL YEAR ENDED SEPTEMBER 30, 2002

                                          (1)                           (3)
                                       Aggregate         (2)        Commissions
                                       Brokerage      Directed      On Directed
Fund                                  Commissions   Transactions   Transactions
----------------------------------    -----------   ------------   -------------

Loomis Sayles Mid Cap Growth Fund*    $    42,215   $  4,641,286   $       8,503
Loomis Sayles Small Company Growth
Fund**                                    349,928     18,137,351          47,855
Loomis Sayles Small Cap Value
Fund***                                 1,405,593     60,690,380         174,570

* Brokerage commissions for the Loomis Sayles Mid Cap Growth Fund increased from fiscal year 2001 to fiscal year 2002 due in part to the fact that the Fund was not in existence for the full fiscal year of 2001.

** Brokerage commissions for the Loomis Sayles Small Company Growth Fund increased from fiscal year 2001 to fiscal year 2002 due in part to the inclusion of mark-ups on principal transactions.

*** Brokerage commissions for the Loomis Sayles Small Cap Value Fund increased from fiscal year 2001 to fiscal year 2002 due in part to the inclusion of mark-ups on principal transactions.

     The table below presents information regarding the securities of the Funds' regular broker-dealers that were held by the Funds as of September 30, 2002.

                                                                % of
Fund                                         Market Value   Fund Assets
-----------------------------------------    ------------   -----------
Loomis Sayles Benchmark Core Bond Fund
   Goldman Sachs Group, Inc.                 $    113,054           0.6%
   Lehman Brothers, Inc.                          153,657           0.9
   Morgan Stanley Group, Inc.                     112,176           0.7
Loomis Sayles Core Plus Fixed Income Fund
   Goldman Sachs Group, Inc.                      377,906           1.2
Loomis Sayles Intermediate Duration Fixed
Income Fund
   Bank of America Corp.                           56,396           0.1
   Bear Stearns Cos., Inc.                        365,372           0.9
   Donaldson, Lufkin & Jenrette, Inc.              81,245           0.2
   Lehman Brothers Holdings, Inc.                 563,728           1.4
   Lehman Brothers, Inc.                          276,887           0.7
   Morgan Stanley Group                           259,280           0.6

                            DESCRIPTION OF THE TRUST

     The Trust, registered with the SEC as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust, dated December 23, 1993, as amended (the "Declaration of Trust").

     The Declaration of Trust currently permits the trustees to issue an unlimited number of full and fractional shares of each series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency, and servicing expenses.

     The assets received by each Fund for the issue or sale of its shares and all income, earnings, profits, losses, and proceeds there from, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all Funds.

     The Declaration of Trust also permits the trustees, without shareholder approval, to subdivide any series of shares or Fund into various classes of shares with such dividend preferences and other rights as the trustees may designate. Shares of the Loomis Sayles Benchmark Core Bond Fund and Loomis Sayles Global Bond Fund, are currently divided into two classes, designated Retail Class and Institutional Class shares. The Loomis Sayles Bond Fund and Loomis Sayles Small Cap Value Fund offer a third class of shares designated Admin Class shares. The trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

     The Declaration of Trust provides for the perpetual existence of the Trust. The Declaration of Trust, however, provides that the trustees may terminate the Trust or any Fund upon written notice to the shareholders.

Voting Rights

     Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

     The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series.

     There will normally be no meetings of shareholders for the purpose of electing trustees for the Trust except that, in accordance with the 1940 Act,
(i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

     Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change, or eliminate the par value of any shares (currently all shares have no par value).

Shareholder and Trustee Liability

     Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

     The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

How to Buy Shares

     The procedures for purchasing shares of each Fund are summarized in its Prospectus under "General Information--How to Purchase Shares."

Net Asset Value

     The net asset value ("NAV") of the shares of each Fund is determined by dividing that Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in a Fund's portfolio securities that the value of such Fund's shares might be materially affected. During the 12 months following the date of this Statement of Additional Information, the NYSE is expected to be closed on the following weekdays: New

Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Debt securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or the NASDAQ Official Closing Price, as applicable. If there is no reported sale during the day, such pricing services generally use the closing bid price. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Securities for which market quotations are not readily available (including restricted securities, if any) are fair valued in good faith using consistently applied procedures under the general supervision of the Board of Trustees. If events occurring after the close of the principal market in which securities are traded (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at their fair value taking such events into account.

                              SHAREHOLDER SERVICES

Open Accounts

     A shareholder's investment in any Fund is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year the shareholder servicing agent will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

     The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated, or destroyed certificates.

     The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive notice before any such charges are made.

Systematic Withdrawal Plan (Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund and Loomis Sayles U.S. Government Securities Fund ONLY)

     A Systematic Withdrawal Plan, referred to in the relevant Prospectus under "General Information--How to Redeem Shares," provides for monthly, quarterly, semiannual, or annual withdrawal payments of $50 or more from the account of an eligible shareholder, as provided in the Prospectus, provided that the account has a value of at least $25,000 at the time the plan is established.

     Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a signature guarantee will be required on the Plan application. All shares in an account that is subject to a Systematic Withdrawal Plan must be held in an open account rather than in certificated form. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for the dividend or distribution.

     Since withdrawal payments represent proceeds from liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Fund makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Taxes" below for certain information regarding federal income taxes.

Exchange Privilege

     Retail Class shares of the Funds may be exchanged, subject to investment minimums, for Retail Class shares of any other series of Loomis Sayles Funds II or any series of Loomis Sayles Funds I that offers Retail Class shares without paying a sales charge, if any, or for Class A shares of CDC Nvest Cash Management Trust, which is advised by CDC IXIS Asset Management Advisers, L.P., an affiliate of Loomis Sayles. Admin Class shares of the Funds may be exchanged, subject to investment minimums, for Admin Class shares of any other series of Loomis Sayles Funds II or any series of Loomis Sayles Funds I that offers Admin Class shares without paying a sales charge, if any, or for Class A shares of CDC Nvest Cash Management Trust. Institutional Class shares of the Funds may be exchanged, subject to investment minimums, for Institutional Class shares of any other series of Loomis Sayles Funds II or any series of Loomis Sayles Funds I that offers Institutional Class shares, for Class Y shares of any other series of Loomis Sayles Funds II, any series of Loomis Sayles Funds I or any CDC Nvest Fund that offers Class Y shares or for Class A shares of the CDC Nvest Cash Management Trust or CDC Nvest Tax Exempt Money Market Trust, which is also advised by CDC IXIS Asset Management Advisers, L.P.

     Exchanges may be effected by (1) making a telephone request by calling 800-633-3330, provided that a special authorization form is on file with the Trust or (2) sending a written exchange request to the Trust accompanied by an account application for the appropriate fund. The Trust reserves the right to modify this exchange privilege without prior notice. An exchange constitutes a sale of shares for federal income tax purposes on which the investor may realize a capital gain or loss.

IRAs (Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund and Loomis Sayles U.S. Government Securities Fund ONLY)

     IRAs may be established under a prototype plan made available by Loomis Sayles. These plans may be funded with shares of any Fund.

     All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from Loomis Sayles.

     Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

Redemptions

     The procedures for redemption of each Fund's shares are summarized in its Prospectus under "General Information--How to Redeem Shares."

     Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions, or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectuses, a signature guarantee will not be required if the proceeds of the redemption do not exceed $50,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address for an account whose account registration has not changed in the past 30 days.

     If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to the Trust at 800-633-3330. When a telephone redemption request is received, the proceeds are generally wired to the bank account previously chosen by the shareholder and a nominal wire fee (currently $5.00) is deducted. Telephone redemption requests must be received by the Trust prior to the close of regular trading on the NYSE on a day when the Exchange is open for business.

Requests made after that time or on a day when the NYSE is not open for business cannot be accepted by the Trust, and a new request will be necessary.

     In order to redeem shares by telephone, a shareholder either must select this service when completing the Fund application or must do so subsequently in writing. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to the Trust a written request with a signature guarantee. Telephone redemptions may be made only if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, the Distributor, State Street Bank, and their affiliates are not responsible for the authenticity of withdrawal instructions received by telephone.

     The redemption price will be the NAV per share next determined after the redemption request and any necessary special documentation are received by the Trust in proper form. Proceeds resulting from a written redemption request will normally be mailed to the shareholder within seven days after receipt of a request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where a shareholder has recently purchased shares by check and the check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

     Each Fund normally will redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total NAV of the Trust at the beginning of such period.

     A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long-term or short-term capital gain or loss. See "TAXES."

Other

     The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders; such brokers are authorized to designate intermediaries to accept purchase and redemption orders on the Fund's behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. The broker's customers will receive the Funds' NAV next computed after an order is accepted by an authorized broker or the broker's authorized designee.

                            DISTRIBUTIONS AND TAXES

     In General. As described in the Prospectuses under "Dividends and Distributions," it is the policy of each Fund to pay its shareholders each year, as dividends, substantially all net investment income and to distribute at least annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

     Investment income dividends and capital gain distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the NYSE on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the Trust. In order for a change to be in effect for any dividend or distribution, it must be received by the Trust on or before the record date for such dividend or distribution.

     As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

     Taxation of Funds. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as such and to qualify for the favorable tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year, and (iii) diversify its holdings so that at the end of each fiscal quarter (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer and
(b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades and businesses. To the extent it qualifies for treatment as a regulated investment company, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund is so permitted to elect and so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     Taxation of Fund Distributions. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

     Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Distributions declared and payable by a Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal income tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which they were declared.

     In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property,
(3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company. Distributions from fixed income funds generally will not be eligible for treatment as qualified dividend income.

     In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. Only qualified dividend income received by the Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

     If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the tax basis in a shareholder's shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares.

     Sale or Redemption of Shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     A loss on the sale of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received with respect to such shares and thereafter treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within a period beginning 30 days prior to the sale of the loss shares and ending 30 days after such sale.

     Passive Foreign Investment Companies. Funds investing in foreign securities may own shares in certain foreign investment entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, each Fund may elect to "mark to market" annually its investments in such entities and to distribute any resulting net gain to shareholders. Each Fund may also elect to treat the passive foreign investment company as a "qualified electing fund." As a result, each Fund may be required to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax.

     Foreign Taxes. Funds investing in foreign securities may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. A Fund may in some circumstances be eligible to and, in its discretion, may make an election under the Code that would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to foreign countries in respect of foreign securities held at least a minimum period specified in the Code. If a Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid. A shareholder's ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code.

     Foreign Currency Transactions. Transactions in foreign currencies, foreign-currency denominated debt securities and certain foreign currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     Financial Products. A Fund's investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character distributions to Fund shareholders.

     Certain hedging activities (including its transactions, if any, in foreign currencies and foreign currency denominated instruments) are likely to result in a difference between a Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

     Securities issued or purchased at a discount. A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income net yet received. Because a Fund investing in such securities will not, on a current basis, receive cash payments from the issuer of these securities in respect of accrued original issue discount, in some years such Fund may have to distribute cash obtained from selling other portfolio holdings of the Fund that it otherwise would have continued to hold. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell securities at such time. Any increase in the principal amount of an inflation-indexed bond will be original issue discount which is taxable as ordinary income in the year accrued, even though investors do not receive their principal, including any increases thereto, until maturity.

     Real Estate Investment Trusts ("REITs"). A Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make required distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

     Under current law, the Funds serve to block unrelated business taxable income ("UBTI") from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if either: (1) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. The Fund may invest in REITs that hold residual interests in REMICs.

     Backup Withholding. Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

     Other Tax Matters. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

     Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to the fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

     Conclusion. The foregoing discussion relates solely to U.S. federal income tax law and is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates described above (or a reduced rate of withholding provided by treaty). For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

                              FINANCIAL STATEMENTS

The financial statements and financial highlights of the Funds included in the Trust's 2003 Semi-Annual Reports for the period ended March 31, 2003, filed with the SEC on June 3, 2003 and June 4, 2003 and the financial statements and financial highlights of the Predecessor Funds included in Loomis Sayles Funds II's 2003 Semi-Annual Reports for the period ended March 31, 2003, filed with the SEC on June 3, 2003 and June 4, 2003, are incorporated by reference to such Reports. The financial statements, financial highlights and reports of the Independent Accountants included in the Trust's 2002 Annual Reports for the period ended September 30, 2002, filed with the SEC on December 6, 2002, and the financial statements, financial highlights and reports of Independent Accountants with respect to the Predecessor Funds included in the Loomis Sayles Funds II's 2002 Annual Reports for the period ended September 30, 2002, filed with the SEC on December 6, 2002, are also incorporated by reference to such Reports.

                          CALCULATION OF TOTAL RETURN

     Total Return. Total Return with respect to a Fund is a measure of the change in value of an investment in such Fund over the period covered and assumes that any dividends or capital gain distributions are reinvested immediately, rather than paid to the investor in cash. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.

                             PERFORMANCE COMPARISONS

Yield and Total Return. Each Fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. Each of the Loomis Sayles Bond Fund, Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Core Plus Fixed Income Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles

Intermediate Duration Fixed Income Fund, Loomis Sayles Investment Grade Fixed Income Fund and Loomis Sayles U.S. Government Securities Fund may from time to time include the yield and/or total return of its shares in advertisements or information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements or information furnished to present or prospective shareholders (i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Standard & Poor's Fund Services or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted or straight performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

     The Funds' yields will vary from time to time depending upon market conditions, the composition of the Funds' portfolios and operating expenses of the Trust allocated to each Fund. These factors, and possible differences in the methods used in calculating yield, should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund.

     At any time in the future, yields may be higher or lower than past yields, and there can be no assurance that any historical results will continue.

     Investors in the Funds are specifically advised that the net asset value per share of each Fund may vary, just as yields for each Fund may vary. An investor's focus on yield to the exclusion of the consideration of the value of shares of a Fund may result in the investor's misunderstanding the total return he or she may derive from that Fund.

     Volatility. Each Fund may quote various measures of its volatility and benchmark correlation. In addition, a Fund may compare these measures to those of other funds and indices. Measures of volatility seek to compare a Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate the extent to which a Fund's returns change in ways similar to those of the benchmark. All measures of volatility and correlation are calculated using averages of historical data. Each Fund may utilize charts and graphs to present its volatility and average annual total return. Each Fund may also discuss or illustrate examples of interest rate sensitivity.

     Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including, but not limited to, year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

     Standard & Poor's Fund Services or Micropal, Inc. distributes mutual fund rankings weekly and monthly. The rankings are based upon performance calculated by Standard & Poor's Fund Services, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Standard & Poor's Fund Services or Micropal, Inc. rankings cover a variety of performance periods, including, but not limited to, year-to-date, 1-year, 5-year, and 10-year performance. Standard & Poor's Fund Services or Micropal, Inc. classifies mutual funds by investment objective and asset category.

     Morningstar, Inc. distributes mutual fund ratings monthly. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year, and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investors Service, Inc.

     Standard & Poor's Select Funds are funds selected by Standard & Poor's that have demonstrated above-average absolute and volatility-adjusted returns relative to funds with the same investment style, along with having investment management attributes that are consistent with the fund's investment style. Select Fund designation is based on a six-month moving average of three years of absolute and volatility-adjusted performance. A Select Fund designation does not address the market risk, credit risk, or counterparty risk of a fund, nor does it address a fund's suitability as a counterparty or obligor.

     Value Line Investment Survey is an investment advisory service that ranks approximately 1,700 stocks for "timeliness" and safety. Using a computerized model based on earnings momentum, Value Line projects which stocks will have the best or worst relative price performance over the next 6 to 12 months. In addition, each stock is assigned a risk rating, which identifies the volatility of a stock's price behavior relative to the market average. The service also ranks all major industry groups for timeliness.

     CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year, and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

     Performance information may also be used to compare the performance of the Fund to certain widely acknowledged standards or indices for stock and bond market performance, such as those listed below.

     Consumer Price Index. The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

     Dow Jones Industrial Average. The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks.

     Lehman Brothers Aggregate Index. Lehman Brothers Index consists of securities from the Lehman Brothers Government/Corporate Index, Mortgage Backed Securities Index and Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The Lehman Brothers Government/Corporate Index consists of all bonds that are investment grade rated (Baa/BBB or higher) and which have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of original investment. The Mortgage-Backed Securities Index consists of all fixed rate, securities mortgage pools of GNMA, FNMA and the FMLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. The Asset-Backed Securities Index consists of credit-card, auto, home equity loans. Included in the index are pass through bullet (non-callable) and controlled amortization structures; no subordinated branches are included. All securities included in the Index have an average life of at least one year.

     Lehman Brothers Government/Credit Index. The Lehman Brothers
Government/Credit Index is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities, and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

     Lehman Brothers Government/Credit Intermediate Index. The Lehman Brothers Government/Credit Intermediate Index consists of those bonds held within the Lehman Brothers Government/Credit Bond Index that have an average maturity of 1-10 years.

     Lehman Brothers 1-3 Year Government Index. The Index consists of fixed rate debt issues of the U.S. government or its agencies rated investment grade or higher with at least one year maturity and an outstanding par value of at least $100 million for U.S. government issues.

     Lehman Brothers Government Index. The Lehman Brothers Government Index is composed of all publicly issued, non-convertible, domestic debt of the U.S. government or any of its agencies or quasi-federal corporations, or corporate debt guaranteed by the U.S. government.

     MSCI-EAFE Index. The MSCI-EAFE Index contains over 1,000 stocks from 20 different countries with Japan (approximately 50%), the United Kingdom, France, and Germany being the most heavily weighted.

     MSCI-EAFE ex-Japan Index. The MSCI-EAFE ex-Japan Index consists of all stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

     Merrill Lynch Domestic Master Index. The Merrill Lynch Domestic Master Index is comprised of U.S. investment grade fixed income securities. The Index includes U.S. Treasury Notes and Bonds, U.S. Agency securities, mortgage pass-through securities, and corporate securities.

     Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index consists of fixed-rate, coupon-bearing bonds with an outstanding par that is greater than or equal to $50 million, a maturity range greater than or equal to one year, and a rating of less than BBB/Baa3 but not in default.

     Russell 2000 Index. The Russell 2000 Index is comprised of the 2,000 smallest companies included in the Russell 3000 Index, which represents approximately 98% of the U.S. equity market.

     Russell 2000 Growth Index. The Russell 2000 Growth Index measures the performance of the Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 2000 Value Index. The Russell 2000 Value Index measures the performance of the Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

     Russell Mid-cap Growth Index. The Russell Mid-Cap Growth Index is a market capitalization weighted index of medium capitalization stocks determined by Russell to be growth stocks as measured by their price-to-book ratios and forecasted growth values.

     Salomon Brothers World Government Bond Index. The Salomon Brothers World Government Bond Index includes a broad range of institutionally traded fixed-rate government securities issued by the national governments of 17 countries, including the United States. The index generally excludes floating- or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds), and private-placement type securities.

     Standard & Poor's/Barra Growth Index. The Standard & Poor's/Barra Growth Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

     Standard & Poor's/Barra Value Index. The Standard & Poor's/Barra Value Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

     Standard & Poor's ("S&P") Mid-Cap 400 Index. The S&P Mid-Cap 400 Index consists of 400 domestic stocks with market capitalizations between $200 million and $5 billion that are chosen for market size, liquidity, and industry group representation. It is market-weighted (stock price times shares outstanding) with each stock affecting the index in proportion to its value. The index is comprised of industrial, utility, financial, and transportation stocks, in size order.

     Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation, and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. The S&P 500 is the most common index for the overall U.S. stock market.

     From time to time, articles about the Funds regarding performance, rankings, and other characteristics of the Funds may appear in publications including, but not limited to, the publications included in Appendix A. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' promotional literature. References to articles regarding personnel of Loomis Sayles who have portfolio management responsibility may also be used in the Funds' promotional literature. For additional information about the Funds' advertising and promotional literature, see Appendix B.

                                PERFORMANCE DATA*

     The manner in which total return and yield of the Funds will be calculated for public use is described above. The table summarizes the calculation of total return and yield for the Funds, where applicable, (i) for the six-month period ended March 31, 2003, (ii) for the one-year period ended March 31, 2003, (iii) for the three-year period ended March 31, 2003, (iv) for the five-year period ended March 31, 2003, and (v) from inception (as listed below) through March 31, 2003.

                                                                   Average Annual Total Return
                                           --------------------------------------------------------------------------
                                                      For the              For the   For the
                                                        Six-    For the    Three-     Five-    For the
                                           Current     month    One-Year    Year      Year     ten-Year      From
                                             SEC      Period    Period     Period    Period    Period     Inception**
                                           Yield at    Ended     Ended      Ended     Ended     Ended       Through
Fund                                       3/31/03    3/31/03   3/31/03    3/31/03   3/31/03   3/31/03      3/31/03
----------------------------------------   --------   -------   --------   -------   -------   --------   -----------
Loomis Sayles Benchmark Core Bond Fund
 (Institutional Class)                         3.48%     2.76%     10.09%     8.74%     6.43%       N/A          6.91%
Loomis Sayles Bond Fund (Institutional
Class)                                         6.48%    15.64%     19.54%     7.55%     6.45%      9.75%        10.84%
Loomis Sayles Core Plus Fixed Income
Fund                                           4.81%     4.86%      5.63%      N/A       N/A        N/A          4.32%
Loomis Sayles Fixed Income Fund                7.16%    14.70%     17.05%     7.52%     6.04%       N/A         10.11%
Loomis Sayles Global Bond Fund
 (Institutional Class)                         4.12%    12.76%     25.75%    10.14%     8.11%      8.26%         8.83%
Loomis Sayles Institutional High Income
Fund                                          10.01%    23.32%      9.25%     0.41%     0.62%       N/A          3.79%
Loomis Sayles Intermediate Duration
Fixed Income Fund                              4.04%     5.74%      7.58%     7.96%     6.22%       N/A          6.17%
Loomis Sayles Investment Grade Fixed
Income Fund                                    6.31%     9.75%     17.10%    10.46%     7.71%       N/A         10.38%
Loomis Sayles Mid Cap Growth Fund                --     (2.74%)   (33.29%)     N/A       N/A        N/A        (30.99%)
Loomis Sayles Small Company Growth Fund          --     (1.39%)   (39.14%)  (35.37%)     N/A        N/A        (13.13%)
Loomis Sayles Small Cap Value Fund
 (Institutional Class)                           --      0.12%    (22.18%)    2.21%     1.09%     10.41%        12.90%
Loomis Sayles U.S. Government Securities
Fund                                           3.44%     2.07%     16.29%    10.60%     8.07%      7.97%         9.24%

<F1>
* Performance would have been lower if a portion of the management fee had not been waived by Loomis Sayles.
     In the absence of this expense limitation, actual yield and total return would have been as follows:

                                                                   Average Annual Total Return
                                                                   Without Expense Limitation
                                           --------------------------------------------------------------------------
                                                      For the              For the   For the
                                                      Six-      For the    Three-     Five-    For the
                                           Current    month     One-Year    Year      Year     ten-Year      From
                                             SEC      Period    Period     Period    Period     Period    Inception**
                                           Yield at    Ended     Ended      Ended     Ended     Ended       Through
 Fund                                      3/31/03    3/31/03   3/31/03    3/31/03   3/31/03   3/31/03      3/31/03
----------------------------------------   --------   -------   --------   -------   -------   --------   -----------
Loomis Sayles Benchmark Core Bond Fund
 (Institutional Class)                         3.23%     2.39%      8.78%     7.95%     5.72%       N/A          6.08%
Loomis Sayles Bond Fund (Institutional
Class)                                         6.47%    15.61%     19.46%     7.52%     6.43%      9.74%        10.70%
Loomis Sayles Core Plus Fixed Income
Fund                                           2.99%     4.59%      4.99%      N/A       N/A        N/A          3.54%
Loomis Sayles Fixed Income Fund                7.13%    14.67%     16.96%     7.49%     6.01%       N/A         10.07%
Loomis Sayles Global Bond Fund
 (Institutional Class)                         4.12%    12.73%     25.50%     9.91%     7.87%      8.06%         8.31%
Loomis Sayles Institutional High Income
Fund                                           9.88%    23.22%      8.78%     0.08%     0.27%       N/A          3.15%
Loomis Sayles Intermediate Duration
Fixed Income Fund                              3.82%     5.62%      7.05%     7.48%     5.63%       N/A          5.60%
Loomis Sayles Investment Grade Fixed
Income Fund                                    6.24%     9.70%     16.94%    10.37%     7.63%       N/A         10.12%
Loomis Sayles Mid Cap Growth Fund                --     (3.53%)   (34.48%)     N/A       N/A        N/A        (31.93%)
Loomis Sayles Small Company Growth Fund          --     (1.59%)   (39.38%)  (35.50%)     N/A        N/A        (13.55%)
Loomis Sayles Small Cap Value Fund
 (Institutional Class)                           --      0.09%    (22.22%)    2.20%     1.08%     10.41%        12.79%
Loomis Sayles U.S. Government Securities
 Fund (Institutional Class)                    2.77%     1.72%     15.12%     9.67%     7.33%      7.43%         8.55%

----------

<F1>
**  Inception Dates:

Loomis Sayles Benchmark Core Bond Fund (Institutional Class)   April 24, 1996
Loomis Sayles Bond Fund (Institutional Class)                  May 16, 1991
Loomis Sayles Core Plus Fixed Income Fund                      June 18, 2001
Loomis Sayles Fixed Income Fund                                January 17, 1995
Loomis Sayles Global Bond Fund (Institutional Class)           May 10, 1991
Loomis Sayles Institutional High Income Fund                   June 5, 1996
Loomis Sayles Intermediate Duration Fixed Income Fund          January 28, 1998
Loomis Sayles Investment Grade Fixed Income Fund               July 1, 1994
Loomis Sayles Mid Cap Growth Fund                              February 28, 2001
Loomis Sayles Small Company Growth Fund                        May 7, 1999
Loomis Sayles Small Cap Value Fund (Institutional Class)       May 13, 1991
Loomis Sayles U.S. Government Securities Fund
(Institutional Class)                                          May 21, 1991

                                  RETAIL CLASS

                                PERFORMANCE DATA*

     The manner in which total return and yield of the Funds will be calculated for public use is described above. This table summarizes the calculation of total return and yield for Retail Class shares of the Funds, where applicable,
(i) for the six-month period ended March 31, 2003, (ii) for the one-year period ended March 31, 2003, (iii) for the three-year period ended March 31, 2003, (iv) for the five-year period ended March 31, 2003, and (v) since inception through March 31, 2003.

                                                                   Average Annual Total Return
                                        -----------------------------------------------------------------------------
                                                      For the              For the   For the
                                                       Six-     For the    Three-     Five-    For the
                                           Current    month     One-Year    Year      Year     Ten-Year      From
                                             SEC      Period    Period     Period    Period     Period    Inception**
                                           Yield at    Ended     Ended      Ended     Ended     Ended       Through
Fund                                       3/31/03    3/31/03   3/31/03    3/31/03   3/31/03   3/31/03      3/31/03
----------------------------------------   --------   -------   --------   -------   -------   --------   -----------
Loomis Sayles Benchmark Core Bond (a)          3.24%     2.60%      9.79%     8.46%     6.16%       N/A          6.63%
Loomis Sayles Bond Fund (a)                    6.24%    15.43%     19.18%     7.27%     6.17%      9.48%        10.57%
Loomis Sayles Global Bond Fund (a)             3.96%    12.59%     25.41%     9.85%     7.84%      8.09%         8.68%
Loomis Sayles Small Cap Value
 Fund  (a)                                       --      0.00%    (22.33%)    1.99%     0.83%     10.23%        12.75%
----------

<F1>
(a) Performance for the Retail Class prior to its inception date reflects the performance of the Institutional Class adjusted to reflect the higher fees payable by Retail Class shares.
<F2>
* Performance would have been lower if a portion of the management fee had not been waived by Loomis Sayles.
In the absence of this limitation, actual yield and total return would have been as follows:

                                                                      Average Annual Total Return
                                                                       Without Expense Limitation
                                              ----------------------------------------------------------------------------
                                    Current    For the      For the      For the      For the     For the
                                      SEC     Six-month     One-Year    Three-Year   Five-Year    Ten-Year       From
                                     Yield     Period       Period        Period       Period      Period     Inception **
                                      at        Ended        Ended        Ended        Ended       Ended        Through
Fund                                3/31/03    3/31/03      3/31/03      3/31/03      3/31/03     3/31/03       3/31/03
----------------------------------  -------   ---------    ---------    ----------   ---------   ----------   ------------
Loomis Sayles Benchmark Core
Bond (a)                                   +     (68.00)+     (22.42)+            +           +         N/A               +
Loomis Sayles Bond (a)                 6.16%      15.36%       18.95%         7.12%       6.06%        9.40%         10.42%
Loomis Sayles Global Bond Fund (a)     3.93%      12.52%       24.93%         9.46%       7.37%        7.71%          8.06%
Loomis Sayles Small Cap Value
Fund (a)                                 --       (0.03%)     (22.37%)        1.97%       0.82%       10.22%         12.67%
----------

<F1>
** The inception date for the Retail Class of each of the Funds, except the Loomis Sayles Benchmark Core Bond Fund, is December 31, 1996. The inception date of the Retail Class of the Loomis Sayles Benchmark Core Bond Fund April 30, 2002.

<F2>
(a) Performance for the Retail Class prior to its inception date reflects the performance of the Institutional Class adjusted to reflect the higher fees payable by Retail Class shares.

<F3>
+ Without the expense limitation, the Class expenses would exceed the initial investment in year six.

                                  ADMIN CLASS*

                               PERFORMANCE DATA**

     The manner in which total return and yield of the Funds will be calculated for public use is described above. This table summarizes the calculation of total return and yield for Admin Class shares of the Funds, where applicable,
(i) for the six-month period ended March 31, 2003, (ii) for the one-year period ended March 31, 2003, (iii) for the three-year period ended March 31, 2003, (iv) for the five-year period ended March 31, 2003, (v) for the ten-year period ended March 31, 2003 and (vi) from inception through March 31, 2003.

                                                                    Average Annual Total Return
                                              --------------------------------------------------------------------------
                                    Current    For the     For the     For the      For the     For the
                                      SEC     Six-month    One-Year   Three-Year   Five-Year    Ten-Year       From
                                     Yield     Period      Period       Period       Period      Period     Inception **
                                      at        Ended       Ended       Ended        Ended       Ended        Through
Fund                                3/31/03    3/31/03     3/31/03     3/31/03      3/31/03     3/31/03       3/31/03
----------------------------------  -------   ---------   ---------   ----------   ---------   ----------   ------------
Loomis Sayles Bond Fund (b)            5.99       15.36%      18.83%        6.99%       5.90%        8.92%          9.99%
Loomis Sayles Small Cap Value
Fund (b)                                 --       (0.12)     (22.51%)       1.71%       0.55%        9.85%         12.37%
----------

<F1>
(a) The inception date for the Admin Class of the Loomis Sayles Bond Fund and the Loomis Sayles Small Cap Value Fund is January 2, 1998.

<F2>
(b) Performance for the Admin Class prior to its inception date reflects the performance of the Institutional Class adjusted to reflect the higher fees payable by Admin Class shares.

<F3>
* Admin Class shares of the Benchmark Core Bond Fund were converted into Retail Class shares of such Fund on May 21, 2003.

<F4>
** Performance would have been lower if a portion of the management fee had not been waived by Loomis Sayles. In the absence of this limitation, actual yield and total return would have been as follows:

                                                                    Average Annual Total Return
                                                                    Without Expense Limitation
                                              --------------------------------------------------------------------------
                                    Current    For the     For the     For the      For the     For the
                                      SEC     Six-month    One-Year   Three-Year   Five-Year    Ten-Year       From
                                     Yield     Period      Period       Period       Period      Period     Inception **
                                      at        Ended       Ended       Ended        Ended       Ended        Through
Fund                                3/31/03    3/31/03     3/31/03     3/31/03      3/31/03     3/31/03       3/31/03
----------------------------------  -------   ---------   ---------   ----------   ---------   ----------   ------------

Loomis Sayles Bond Fund (c)            5.75%      15.22%      18.19%        6.37%       4.16%        8.03%          9.19%
Loomis Sayles Small Cap Value
Fund (c)                                 --       (0.17%)    (22.62%)       1.57%      (0.08%)       9.50%         12.03%
----------

<F1>
(c) Performance for the Admin Class prior to its inception date reflects the performance of the Institutional Class adjusted to reflect the higher fees payable by Admin Class shares.

                                   APPENDIX A

           PUBLICATIONS AND OUTLETS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates                          Financial News Network
Adam Smith's Money World                    Financial Planning
America Online                              Financial Planning on Wall Street
Anchorage Daily News                        Financial Research Corp.
Atlanta Constitution                        Financial Services Week
Atlanta Journal                             Financial World
Arizona Republic                            Fitch Insights
Austin American Statesman                   Forbes
Baltimore Sun                               Fort Worth Star-Telegram Bank
                                            Investment
Marketing                                   Fortune
Barron's                                    Fox Network and affiliates
Bergen County Record (NJ)                   Fund Action
Bloomberg Business News                     Fund Decoder
Bond Buyer                                  Global Finance
Boston Business Journal                     (the) Guarantor
Boston Globe                                Hartford Courant
Boston Herald                               Houston Chronicle
Broker World                                INC
Business Radio Network                      Indianapolis Star
Business Week                               Individual Investor
CBS and affiliates                          Institutional Investor
CDA Investment Technologies                 International Herald Tribune
CFO                                         Internet
Changing Times                              Investment Advisor
Chicago Sun Times                           Investment Company Institute
Chicago Tribune                             Investment Dealers Digest
Christian Science Monitor                   Investment Profiles
Christian Science Monitor News Service      Investment Vision
Cincinnati Enquirer                         Investor's Daily
Cincinnati Post                             IRA Reporter
CNBC                                        Journal of Commerce
CNN                                         Kansas City Star
Columbus Dispatch                           KCMO (Kansas City)
CompuServe                                  KOA-AM (Denver)
Dallas Morning News                         LA Times
Dallas Times-Herald                         Leckey, Andrew (syndicated column)
                                            Denver
Post                                        Life Association News
Des Moines Register                         Lifetime Channel
Detroit Free Press                          Miami Herald
Donoghues Money Fund Report                 Milwaukee Sentinel
Dorfman, Dan (syndicated column)            Money Magazine
Dow Jones News Service                      Money Maker
Economist                                   Money Management Letter
FACS of the Week                            Morningstar
Fee Adviser                                 Mutual Fund Market News
Mutual Funds Magazine                       San Jose Mercury
National Public Radio                       Seattle Post-Intelligencer
National Underwriter                        Seattle Times
NBC and affiliates                          Securities Industry Management
New England Business                        Smart Money
New England Cable News                      St. Louis Post Dispatch
New Orleans Times-Picayune                  St. Petersburg Times

New York Daily News                         Standard & Poor's Outlook
New York Times                              Standard & Poor's Stock Guide
Newark Star Ledger                          Stanger's Investment Advisor
Newsday                                     Stockbroker's Register
Newsweek                                    Strategic Insight
Nightly Business Report                     Sampa Tribune
Orange County Register                      Time
Orlando Sentinel                            Tobias, Andrew (syndicated column)
                                            Palm
Beach Post                                  Toledo Blade
Pension World                               TP
Pensions and Investments                    US News and World Report
Personal Investor                           USA Today
Philadelphia Inquirer                       USA TV Network
Porter, Sylvia (syndicated column)          Value Line
Portland Oregonian                          Wall Street Journal
Prodigy                                     Wall Street Letter
Public Broadcasting Service                 Wall Street Week
Quinn, Jane Bryant (syndicated column)      Washington Post
Registered Representative                   WBZ
Research Magazine                           WBZ-TV
Resource                                    WCVB-TV
Reuters                                     WEEI
Rocky Mountain News                         WHDH
Rukeyser's Business (syndicated column)     Worcester Telegram
Sacramento Bee                              World Wide Web
San Diego Tribune                           Worth Magazine
San Francisco Chronicle                     WRKO
San Francisco Examiner

                                   APPENDIX B

                     ADVERTISING AND PROMOTIONAL LITERATURE

     Loomis Sayles Fund I's advertising, sales literature, communications to shareholders and other promotional material may include, but is not limited to:

     A total return figure or modified inception date that more accurately compares a Fund's performance with other measures of investment return such as data published by Lipper Analytical Services, Inc. or with the performance of any other index.

     Hypothetical calculations of a Fund's aggregate total return for a period of time assuming the investment of a particular investment in shares of a Fund and assuming the reinvestment of all dividends and distributions.

     Discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, and the advantages and disadvantages of investing in tax-deferred and taxable investments).

     Discussions of economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation, sources of information, economic models, forecasts, data services utilized, consulted or considered in the course of providing advisory or other services, as well as historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities.

     A summary of the substance of information contained in shareholder reports (including the investment composition of a Fund by investment, industry sector and country weighting), as well as the views of Loomis Sayles as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. This information may be updated as of a current date (such as the date of the performance data, if any).

     Charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds.

     A discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments.

     Inclusion of symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

     Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors, and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants, and firms with whom Loomis Sayles may or may not have a relationship.

     Specific and general reference to comparative ratings, rankings, and other forms of evaluation as well as statistics regarding the Funds as 401(k) or retirement plan funding vehicles produced by industry authorities, research organizations, and publications.

     In addition, Loomis Sayles Funds I's advertising and promotional material may include, but is not limited to, discussions of the following information:

          Loomis Sayles Funds I participation in wrap fee and no transaction fee programs

          Loomis Sayles Fund's and Loomis, Sayles & Company, L.P.'s website

          Loomis Sayles publications, including fact sheets for each Fund

          Characteristics of Loomis Sayles, including the number and locations of its offices, its investment practices and clients, and assets under management

          Specific and general investment philosophies, strategies, processes, and techniques

          Specific and general sources of information, economic models, forecasts, and data services utilized, consulted, or considered in the course of providing advisory or other services

          Industry conferences at which Loomis Sayles participates

          Current capitalization, levels of profitability and other financial information

          Identification of portfolio managers, researchers, economists, principals, and other staff members and employees and descriptions of Loomis Sayles' resources devoted to such staff

          The specific credentials of the above individuals, including but not limited to previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards, and honors

          The types of clients Loomis Sayles advises and specific identification of, and general reference to, current individual, corporate, and institutional clients, including pension and profit sharing plans [

          Loomis Sayles' method of operation, personnel, internal work environment, procedure and philosophy]

          Current and historical statistics relating to:

          --total dollar amount of assets managed

          --Loomis Sayles assets managed in total and by Fund

          --the growth of assets

          --asset types managed

          Loomis Sayles tag line--"Listening Harder, Delivering More"--and statements that and examples of how Loomis Sayles Funds I listens to its clients and works hard to deliver results that exceed their expectations.